                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 5/31/09

Item 1.  Schedule of Investments.

                             AIM FLOATING RATE FUND
             Quarterly Schedule of Portfolio Holdings May 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              FLR-QTR-1 05/09           Invesco Aim Advisors, Inc.

AIM FLOATING RATE FUND


SCHEDULE OF INVESTMENTS(a)
May 31, 2009
(Unaudited)

                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTERESTS - 96.09%                         (b)(c)
ADVERTISING - 0.44%
Valassis Communications, Inc.
   Delay Draw Term Loan                                                              2.07%     03/02/14  $   377,490  $    332,821
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.07%     03/02/14    1,138,377     1,003,673
==================================================================================================================================
                                                                                                                         1,336,494
==================================================================================================================================

AEROSPACE & DEFENSE - 2.86%
Aero Technology Supply, Term Loan                                       (d)          7.37%     10/16/14      827,872       149,017
----------------------------------------------------------------------------------------------------------------------------------
Alion Science & Technology Corp., Term Loan                                          9.50%     02/06/13    1,715,252     1,132,067
----------------------------------------------------------------------------------------------------------------------------------
Dubai Aerospace Enterprise
   Term Loan B1                                                                    4.26-4.79%  07/31/14      270,718       190,856
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2                                                                    4.60-4.79%  07/31/14      266,197       189,000
----------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Corp.
   Syn LOC                                                                           3.22%     03/26/14      280,694       165,435
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                       2.32-3.22%  03/26/14    4,701,416     2,770,920
----------------------------------------------------------------------------------------------------------------------------------
McKechnie Aerospace
   First Lien Term Loan                                                              2.32%     05/11/14      544,323       449,976
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             5.32%     05/11/15      141,300        68,531
----------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems, Inc.
   Term Loan B1                                                         (e)            --      12/31/11    2,000,000     1,860,000
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B1                                                                      2.89%     12/31/11      545,455       507,273
----------------------------------------------------------------------------------------------------------------------------------
Sequa Corp., Term Loan B                                                           3.61-4.08%  12/03/14      313,552       232,420
----------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., Incremental Term Loan                              7.50%     12/22/11      736,769       622,570
----------------------------------------------------------------------------------------------------------------------------------
Wesco Aircraft Hardware Corp., Term Loan                                             2.57%     09/29/13      413,329       344,303
==================================================================================================================================
                                                                                                                         8,682,368
==================================================================================================================================

ALTERNATIVE CARRIERS - 1.57%
Iridium LLC/Capital Corp.
   First Lien Term Loan A                                                            6.04%     06/30/10      104,059       100,937
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             10.04%    07/27/12      149,800       131,824
----------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.
   Add On Term Loan B                                                                11.50%    03/13/14      204,533       208,793
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                       2.60-3.39%  03/13/14    5,403,226     4,336,089
==================================================================================================================================
                                                                                                                         4,777,643
==================================================================================================================================

ALUMINUM - 0.13%
Noranda Aluminum, Inc., Term Loan B                                                  2.32%     05/18/14      625,149       403,221
----------------------------------------------------------------------------------------------------------------------------------

APPAREL RETAIL - 0.04%
Mothers Work Inc., Term Loan B                                                     2.84-3.62%  03/13/13      170,969       126,517
----------------------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 1.70%
Dayco Products LLC
   Second Lien Term Loan                                                (d)       9.02-10.35%  12/31/11    1,269,223        13,492
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (d)        6.06-8.75%  06/21/11      301,405        67,313
----------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp.
   Delay Draw Term Loan C2                                              (e)            --      12/27/15      860,297       531,664
----------------------------------------------------------------------------------------------------------------------------------
   Delay Draw Term Loan C2                                                           2.27%     12/27/15      353,991       218,767
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (e)            --      12/27/14    1,686,182     1,042,061
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     2.27-2.36%  12/27/14    1,900,800     1,174,694
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C2                                                                      2.29%     12/27/15       57,263        35,389
----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan                              2.07%     04/30/10    1,400,000     1,166,382
----------------------------------------------------------------------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack (The), Term Loan                                        3.26%     10/27/13       40,830        34,399
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - (CONTINUED)
Tower Automotive, Term Loan                                                        4.63-4.94%  07/31/13  $ 1,062,830  $    382,619
----------------------------------------------------------------------------------------------------------------------------------
Veyance Tech
   First Lien Delay Draw Term Loan                                                   2.89%     07/31/14      108,231        64,939
----------------------------------------------------------------------------------------------------------------------------------
   First Lien Term Loan                                                              2.89%     07/31/14      718,229       430,938
==================================================================================================================================
                                                                                                                         5,162,657
==================================================================================================================================

BROADCASTING - 10.23%
Cequel Communications, LLC
   First Lien Term Loan                                                            2.35-2.40%  11/05/13    2,714,430     2,441,630
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien PIK Term Loan                                                         6.41%     03/31/15       79,807        66,718
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien PIK Term Loan B                                                       6.41%     03/31/15    1,104,004       922,947
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan A                                                           4.91%     05/05/14    3,630,067     2,961,082
----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc.
   Term Loan Refinance                                                  (e)            --      03/06/14    2,000,000     1,720,560
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan Refinance                                                               6.25%     03/06/14    6,369,070     5,479,184
----------------------------------------------------------------------------------------------------------------------------------
Citadel Communication Corp., Term Loan B                                           2.93-2.97%  06/12/14      967,286       452,206
----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings
   Incremental Term Loan B                                              (e)            --      03/29/13      682,616       637,864
----------------------------------------------------------------------------------------------------------------------------------
   Incremental Term Loan B                                                         2.09-2.25%  03/29/13    1,486,461     1,389,009
----------------------------------------------------------------------------------------------------------------------------------
CW Media Holdings, Term Loan B                                                       4.47%     02/16/15      593,600       496,648
----------------------------------------------------------------------------------------------------------------------------------
Discovery (The), Term Loan C                                                         5.25%     05/14/14    1,492,317     1,471,798
----------------------------------------------------------------------------------------------------------------------------------
Gray Television Inc., Term Loan B                                                    3.92%     12/31/14      174,906        93,137
----------------------------------------------------------------------------------------------------------------------------------
Hargray Communications Group, Inc., Term Loan B                                      3.26%     06/27/14      153,703       131,800
----------------------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc., Term Loan B                                        2.41%     04/06/14    1,164,360     1,072,038
----------------------------------------------------------------------------------------------------------------------------------
Intelsat, Ltd.
   Term Loan B2-A                                                                    2.91%     01/03/14      736,746       671,227
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2-B                                                                    2.91%     01/03/14      736,522       671,023
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2-C                                                                    2.91%     01/03/14      736,522       671,023
----------------------------------------------------------------------------------------------------------------------------------
Ion Media Network (Paxson), Term Loan                                   (d)          4.38%     01/15/12    2,801,171       623,261
----------------------------------------------------------------------------------------------------------------------------------
Local TV LLC, Term Loan B                                                            2.32%     05/07/13      914,740       503,107
----------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp.
   Term Loan A                                                                       1.79%     03/31/10       67,176        64,993
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan D1                                                                      2.04%     01/31/15    2,028,157     1,859,577
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan D2                                                                      2.04%     01/31/15      280,509       257,193
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan E                                                                       6.50%     01/03/16    1,089,725     1,084,276
----------------------------------------------------------------------------------------------------------------------------------
New Vision Television
   First Lien Term Loan B                                               (d)          5.25%     11/01/13      163,883        40,971
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                (d)          8.75%     11/01/14      450,000         4,500
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                            (d)          5.25%     11/01/13       33,617         8,404
----------------------------------------------------------------------------------------------------------------------------------
NextMedia Operating, Inc.
   Delay Draw Term Loan                                                              8.25%     11/15/12      177,726        88,863
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                (d)          9.17%     11/15/13      223,343        35,735
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         8.25%     11/15/12      432,531       216,265
----------------------------------------------------------------------------------------------------------------------------------
NTL Investment Holding Ltd., Term Loan B-4                                           3.10%     09/03/12      248,052       235,650
----------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.
   Term Loan                                                                         2.57%     09/29/14    1,976,576     1,361,367
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (e)            --      09/29/14    4,387,097     3,021,613
----------------------------------------------------------------------------------------------------------------------------------
WaveDivision Holdings, LLC, Term Loan B                                            3.15-3.35%  06/30/14      382,358       337,431
==================================================================================================================================
                                                                                                                        31,093,100
==================================================================================================================================

BUILDING PRODUCTS - 1.31%
Building Materials Corp. of America, Term Loan B                                     3.06%     02/22/14    2,632,673     2,214,736
----------------------------------------------------------------------------------------------------------------------------------
Champion Window Manufacturing Inc., Term Loan                                        4.24%     05/13/13      478,926       172,413
----------------------------------------------------------------------------------------------------------------------------------
Masonite International Corp.
   Canada Term Loan                                                                  6.75%     04/05/13    1,444,489       738,495
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan                                                                    6.25%     04/05/13    1,460,423       746,642
----------------------------------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Term Loan B                                (d)          7.25%     12/27/12    1,365,060       102,380
==================================================================================================================================
                                                                                                                         3,974,666
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
CASINOS & GAMING - 2.76%
BLB Investors, LLC, First Lien Term Loan                                             4.75%     07/18/11  $   887,867  $    248,603
----------------------------------------------------------------------------------------------------------------------------------
Cannery Casino
   Delay Draw Term Loan                                                 (e)            --      05/18/13       96,108        79,530
----------------------------------------------------------------------------------------------------------------------------------
   Delay Draw Term Loan                                                            2.65-2.66%  05/18/13      732,177       605,876
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             4.56%     05/18/14       84,000        49,560
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (e)            --      05/18/13       75,363        62,363
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.56%     05/18/13      377,065       312,022
----------------------------------------------------------------------------------------------------------------------------------
Green Valley Ranch
   First Lien Term Loan B                                                          3.15-4.00%  02/16/14      219,161       121,360
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             3.60%     08/16/14      369,000        40,590
----------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc.
   Term Loan B1                                                                    3.32-4.09%  01/28/15    2,992,095     2,287,457
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2                                                         (e)            --      01/28/15      589,376       451,362
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2                                                                    3.32-4.09%  01/28/15    1,315,134     1,007,169
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B3                                                                    3.29-4.09%  01/28/15      341,966       262,032
----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.
   Delay Draw Term Loan 1                                                            2.07%     05/23/14      435,310       313,698
----------------------------------------------------------------------------------------------------------------------------------
   Delay Draw Term Loan 2                                                            2.07%     05/23/13      465,458       335,423
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.07%     05/23/14    1,795,762     1,294,080
----------------------------------------------------------------------------------------------------------------------------------
Yonkers Racing Corp., Term Loan                                                      10.50%    07/16/10      924,367       907,035
==================================================================================================================================
                                                                                                                         8,378,160
==================================================================================================================================

COAL & CONSUMABLE FUELS - 0.31%
Oxbow Carbon LLC
   Delay Draw Term Loan                                                              2.32%     05/08/14      156,056       140,841
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     2.32-3.22%  05/08/14      903,504       815,412
==================================================================================================================================
                                                                                                                           956,253
==================================================================================================================================

COMMERCIAL PRINTING - 0.57%
Aster Sr. Flint Inc.
   Term Loan B5                                                                      4.01%     12/31/12      795,787       427,735
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C5                                                                      4.01%     12/31/13      813,772       437,403
----------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc.
   Delay Draw Term Loan                                                              5.73%     06/21/13       30,290        27,337
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C                                                                       5.73%     06/21/13      912,493       823,525
==================================================================================================================================
                                                                                                                         1,716,000
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMODITY CHEMICALS - 3.30%
Ashland Inc., Term Loan B                                               (e)            --      11/20/14  $ 3,972,078  $  3,968,781
----------------------------------------------------------------------------------------------------------------------------------
LyondellBasell Industries
   Credit Linked Notes (Acquired 12/20/05; Cost $2,200,000)                          3.99%     12/20/09    2,200,000     1,506,296
----------------------------------------------------------------------------------------------------------------------------------
   DIP Roll-Up                                                          (e)            --      12/15/09    1,137,859       906,907
----------------------------------------------------------------------------------------------------------------------------------
   DIP Roll-Up                                                                       5.94%     12/15/09      255,626       203,742
----------------------------------------------------------------------------------------------------------------------------------
   DIP NM Term Loan                                                     (f)             0%     12/15/09      218,583       224,399
----------------------------------------------------------------------------------------------------------------------------------
   DIP NM Term Loan                                                                  13.00%    12/15/09      437,367       449,005
----------------------------------------------------------------------------------------------------------------------------------
   Dutch Revolving Credit Loan                                          (e)            --      12/20/13       66,409        27,797
----------------------------------------------------------------------------------------------------------------------------------
   Dutch Revolving Credit Loan                                                       5.75%     12/20/13       29,504        12,350
----------------------------------------------------------------------------------------------------------------------------------
   Dutch Term Loan A                                                    (e)            --      12/20/13      156,234        65,395
----------------------------------------------------------------------------------------------------------------------------------
   Dutch Term Loan A                                                                 5.75%     12/20/13       69,412        29,054
----------------------------------------------------------------------------------------------------------------------------------
   Germany Term Loan B1                                                 (e)            --      12/20/13      190,653        79,802
----------------------------------------------------------------------------------------------------------------------------------
   Germany Term Loan B1                                                              6.00%     12/20/13       84,703        35,454
----------------------------------------------------------------------------------------------------------------------------------
   Germany Term Loan B2                                                 (e)            --      12/20/13      190,653        79,802
----------------------------------------------------------------------------------------------------------------------------------
   Germany Term Loan B2                                                              6.00%     12/20/13       84,703        35,454
----------------------------------------------------------------------------------------------------------------------------------
   Germany Term Loan B3                                                 (e)            --      12/20/13      190,653        79,802
----------------------------------------------------------------------------------------------------------------------------------
   Germany Term Loan B3                                                              6.00%     12/20/13       84,703        35,454
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Revolving Credit Loan                                           (e)            --      12/20/13      249,032       104,238
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Revolving Credit Loan                                                        5.75%     12/20/13      110,640        46,311
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan A                                                     (e)            --      12/20/13      474,477       198,602
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan A                                                                  5.75%     12/20/13      210,801        88,235
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan B1                                                    (e)            --      12/20/13      827,296       346,282
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan B1                                                                 7.00%     12/20/13      367,552       153,846
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan B2                                                    (e)            --      12/20/13      827,296       346,282
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan B2                                                                 7.00%     12/20/13      367,552       153,846
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan B3                                                    (e)            --      12/20/14      827,296       346,282
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan B3                                                                 7.00%     12/20/13      367,552       153,846
----------------------------------------------------------------------------------------------------------------------------------
Univar OPCO, Term Loan B                                                             4.22%     10/10/14      453,575       336,780
==================================================================================================================================
                                                                                                                        10,014,044
==================================================================================================================================

COMMUNICATIONS EQUIPMENT - 0.71%
Consolidated Communications, Inc., Term Loan B                                       2.82%     12/31/14    1,500,000     1,215,000
----------------------------------------------------------------------------------------------------------------------------------
General Communication Inc., Term Loan                                                4.57%     08/31/12      420,508       395,278
----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corporations, First Lien Term Loan B                    (e)            --      08/24/11      338,036       323,883
----------------------------------------------------------------------------------------------------------------------------------
Trilogy Communications, Inc.
   Term Loan C                                                                     4.38-6.25%  06/30/12       32,201        24,258
----------------------------------------------------------------------------------------------------------------------------------
   Tranche Term Loan C                                                               4.38%     06/30/12      282,242       212,621
==================================================================================================================================
                                                                                                                         2,171,040
==================================================================================================================================

COMPUTER HARDWARE - 0.05%
Quantum Corp., Term Loan B                                                         4.37-5.75%  07/12/14      208,000       164,320
==================================================================================================================================

CONSTRUCTION & AGRICULTURAL MACHINERY - 0.27%
Manitowoc Company, Inc. (The)
   Term Loan B                                                          (e)            --      11/06/14      441,390       369,113
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       6.50%     11/06/14      554,242       463,485
==================================================================================================================================
                                                                                                                           832,598
==================================================================================================================================

CONSTRUCTION MATERIALS - 0.06%
Hillman Group (The), Term Loan B                                                   3.06-3.85%  03/31/11      196,901       177,211
==================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES - 1.99%
Affiliated Computer Services, Inc.
   Delay Draw Term Loan                                                            2.32-2.41%  03/20/13      200,386       186,902
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.31%     03/20/13       44,128        41,159
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES - (CONTINUED)
First Data Corp.
   Term Loan B1                                                         (e)            --      09/24/14  $   207,402  $    153,452
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B1                                                                    3.06-3.07%  09/24/14      402,993       298,166
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2                                                         (e)            --      09/24/14      196,628       144,795
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2                                                                    3.06-3.07%  09/24/14    5,337,198     3,930,260
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B3                                                                    3.06-3.07%  09/24/14      963,116       709,229
----------------------------------------------------------------------------------------------------------------------------------
Metavante Technologies, Inc., Term Loan B                                            2.78%     11/01/14      604,578       572,336
==================================================================================================================================
                                                                                                                         6,036,299
==================================================================================================================================

DIVERSIFIED CHEMICALS - 0.25%
Celanese US Holdings LLC
   Prefunded LOC                                                                     0.41%     04/02/14      365,939       325,686
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         2.94%     04/02/14      352,744       319,233
----------------------------------------------------------------------------------------------------------------------------------
Texas Petrochemicals L.P.
   Incremental Term Loan B                                                           2.88%     06/27/13       55,412        29,368
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.88%     06/27/13      164,167        87,009
==================================================================================================================================
                                                                                                                           761,296
==================================================================================================================================

DIVERSIFIED METALS & MINING - 0.51%
Novelis Inc.
   Canada Term Loan                                                     (e)            --      07/06/14      301,626       250,350
----------------------------------------------------------------------------------------------------------------------------------
   Canada Term Loan                                                                  2.32%     07/06/14      106,092        88,057
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan                                                       (e)            --      07/06/14    1,078,690       895,313
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan                                                                    3.22%     07/06/14      367,502       305,027
==================================================================================================================================
                                                                                                                         1,538,747
==================================================================================================================================

DIVERSIFIED REAL ESTATE ACTIVITIES - 1.30%
Kyle Acquisition Group, LLC, Term Loan B                                (d)          8.00%     07/20/09      888,170        56,248
----------------------------------------------------------------------------------------------------------------------------------
Lake Las Vegas Resort
   DIP Facilities Loan                                                               9.82%     07/17/09      664,569       598,113
----------------------------------------------------------------------------------------------------------------------------------
   Mezzanine Loan                                                                    20.00%    10/01/09        4,598           155
----------------------------------------------------------------------------------------------------------------------------------
   Tranche                                                                           14.35%    12/22/12      268,336         2,683
----------------------------------------------------------------------------------------------------------------------------------
   Tranches 1 & 2                                                                    14.35%    12/22/12    2,601,867        26,019
----------------------------------------------------------------------------------------------------------------------------------
RE/MAX International, Inc., Term Loan B1                                             4.61%     12/17/12      563,533       484,639
----------------------------------------------------------------------------------------------------------------------------------
Realogy Corporation
   Credit Link Term Loan                                                (e)            --      10/10/13      313,137       215,751
----------------------------------------------------------------------------------------------------------------------------------
   Credit Link Term Loan                                                             0.17%     10/10/13      424,242       292,303
----------------------------------------------------------------------------------------------------------------------------------
   Delay Draw Term Loan                                                 (e)            --      10/10/13    1,163,079       801,362
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (e)            --      10/10/13    1,575,758     1,085,697
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       4.18%     10/10/13      494,398       340,641
----------------------------------------------------------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC, Term Loan                               (d)          5.55%     09/30/10      204,667        46,050
==================================================================================================================================
                                                                                                                         3,949,661
==================================================================================================================================

DIVERSIFIED REITS - 0.28%
Capital Automotive, Term Loan B                                                      2.17%     12/15/10    1,201,768       842,439
==================================================================================================================================

DIVERSIFIED SUPPORT SERVICES - 1.49%
Aspect Software, Inc., First Lien Term Loan                                          4.25%     07/11/11      213,751       153,901
----------------------------------------------------------------------------------------------------------------------------------
Bankruptcy Management Solutions, Inc.
   First Lien Term Loan                                                              4.32%     07/28/12       60,496        32,668
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             6.57%     07/28/13       35,750         7,150
----------------------------------------------------------------------------------------------------------------------------------
Brock Holdings III, Inc., Term Loan B                                              2.85-4.25%  02/26/14      454,720       329,672
----------------------------------------------------------------------------------------------------------------------------------
Central Parking Corp.
   Second Lien Term Loan                                                             4.94%     11/22/14       25,522        13,782
----------------------------------------------------------------------------------------------------------------------------------
   Syn LOC                                                                           0.35%     05/22/14       63,036        44,545
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.56%     05/22/14      140,849        95,778
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SUPPORT SERVICES - (CONTINUED)
Merrill Corp.
   Term Loan                                                            (e)            --      05/15/11  $   208,173  $    134,792
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                       2.57-4.25%  05/15/11    1,648,097     1,067,143
----------------------------------------------------------------------------------------------------------------------------------
N.E.W. Customer Service, Term Loan B                                               2.82-3.79%  05/22/14    1,847,578     1,515,014
----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.
   Revolver Loan                                                        (f)            0%      04/01/12      121,000       105,519
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.32%     04/01/13      395,212       357,007
----------------------------------------------------------------------------------------------------------------------------------
Production Resources, Inc., Term Loan B                                            3.88-3.94%  08/15/14    1,007,762       665,123
==================================================================================================================================
                                                                                                                         4,522,094
==================================================================================================================================

DRUG RETAIL - 0.41%
General Nutrition Centers, Inc., Term Loan B                                       2.57-4.50%  09/16/13    1,265,325     1,083,118
----------------------------------------------------------------------------------------------------------------------------------
MAPCO Express, Inc., Term Loan                                                       5.75%     04/28/11       85,491        70,958
----------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The)
   Delay Draw Term Loan                                                              1.82%     05/15/14       21,315        19,503
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       1.82%     05/15/14       74,476        68,146
==================================================================================================================================
                                                                                                                         1,241,725
==================================================================================================================================

EDUCATION SERVICES - 0.07%
Bright Horizons Family Solutions, Inc., Term Loan B                                  7.50%     05/28/15      247,877       215,653
==================================================================================================================================

ELECTRIC UTILITIES - 7.12%
AES Corp.
   Syn LOC                                                                           8.85%     03/29/10      618,492       574,412
----------------------------------------------------------------------------------------------------------------------------------
   Syn LOC Term Loan B                                                               8.85%     03/29/10      239,841       222,748
----------------------------------------------------------------------------------------------------------------------------------
Bicent Power LLC, Second Lien Term Loan                                              5.22%     07/10/14      250,400        87,640
----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.
   First Priority Term Loan                                             (e)            --      03/29/14    2,000,000     1,738,120
----------------------------------------------------------------------------------------------------------------------------------
   First Priority Term Loan                                                          4.10%     03/29/14    5,216,110     4,533,112
----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc.
   Loan C                                                                            1.82%     04/02/13    1,268,125     1,139,867
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       1.82%     04/02/13      233,379       209,775
----------------------------------------------------------------------------------------------------------------------------------
Energy Investor Funds (USPF Holdings), Term Loan                                     2.09%     04/11/14      221,235       192,474
----------------------------------------------------------------------------------------------------------------------------------
Kelson Holdings, LLC, Term Loan                                                      4.47%     03/08/13      322,326       264,846
----------------------------------------------------------------------------------------------------------------------------------
NE Energy, Inc.
   Second Lien Term Loan                                                             5.75%     05/01/14      315,000       224,438
----------------------------------------------------------------------------------------------------------------------------------
   Syn LOC                                                                           1.10%     11/01/13       92,351        82,038
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       3.75%     11/01/13      675,754       600,292
----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.
   Syn LOC                                                                           1.12%     02/01/13    1,025,718       947,825
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.97%     02/01/13    1,909,981     1,764,937
----------------------------------------------------------------------------------------------------------------------------------
NSG Holdings II, LLC
   Syn LOC                                                                           2.82%     06/15/14       38,265        34,439
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         2.82%     06/15/14      192,725       175,380
----------------------------------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC
   Delay Draw Term Loan                                                 (f)            0%      10/10/14      144,614        97,192
----------------------------------------------------------------------------------------------------------------------------------
   Delay Draw Term Loan                                                            3.87-3.88%  10/10/14    3,224,239     2,166,947
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B1                                                                    3.82-3.88%  10/10/14      341,070       233,152
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2                                                         (e)            --      10/10/14    3,000,000     2,070,930
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2                                                                    3.82-3.88%  10/10/14    5,330,533     3,679,720
----------------------------------------------------------------------------------------------------------------------------------
Tenaska Power Services Co., Syn Revolver Deposit                                     1.12%     12/15/11       30,618        28,590
----------------------------------------------------------------------------------------------------------------------------------
TPF Generation Holdings, LLC
   Second Lien Term Loan                                                             4.57%     12/15/14      267,000       210,663
----------------------------------------------------------------------------------------------------------------------------------
   Syn LOC D                                                                         1.12%     12/15/13       97,672        91,201
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         2.32%     12/15/13      286,377       267,404
==================================================================================================================================
                                                                                                                        21,638,142
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.16%
Aeroflex Inc., Term Loan B1                                                        3.63-4.13%  08/15/14  $   317,627  $    233,456
----------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., Term Loan B                                        1.82%     03/06/14      283,416       258,263
==================================================================================================================================
                                                                                                                           491,719
==================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES - 0.07%
Sorenson Communications, Inc., First Lien Term Loan                                  2.82%     08/16/13      225,408       200,839
==================================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES - 0.06%
Covanta Holding Corp.
   Syn LOC                                                                           1.09%     02/09/14       84,652        77,457
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       1.88%     02/09/14      130,008       118,957
==================================================================================================================================
                                                                                                                           196,414
==================================================================================================================================

FOOD DISTRIBUTORS - 3.14%
Advanced Food Company, Inc.
   Delay Draw Term Loan                                                              2.07%     03/16/14       92,640        79,670
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             4.57%     03/16/14    1,233,357       678,346
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.07%     03/16/14    1,072,610       922,445
----------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co.
   Term Loan A                                                                     1.07-1.97%  04/02/12      300,000       277,314
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     1.70-2.60%  04/02/14      808,428       739,372
----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
   Revolver Loan                                                        (f)            0%      04/02/13    1,000,000       650,000
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       3.16%     04/02/14    3,916,646     3,336,512
----------------------------------------------------------------------------------------------------------------------------------
Wm. Bolthouse Farms, Inc., Incremental Term Loan                                     2.63%     12/17/12      101,415        93,682
----------------------------------------------------------------------------------------------------------------------------------
Wrigley Jr. (Wm.) Co., Term Loan B                                                   6.50%     10/06/14    2,756,772     2,762,727
==================================================================================================================================
                                                                                                                         9,540,068
==================================================================================================================================

FOOD RETAIL - 0.00%
Quizno's Corp. (The), First Lien Term Loan B                                         3.50%     05/05/13       13,503         8,777
----------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS - 2.75%
Boise Cascade Holdings, LLC
   Second Lien Term Loan                                                             9.25%     02/22/15      189,000       120,015
----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.
   Add On Term Loan B                                                              2.32-3.29%  12/29/12       49,813        46,053
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan A                                                                     2.32-3.29%  12/21/10    1,897,436     1,827,857
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (e)            --      12/21/12    1,072,837       991,870
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     2.32-3.29%  12/21/12    5,809,117     5,370,703
==================================================================================================================================
                                                                                                                         8,356,498
==================================================================================================================================

HEALTH CARE DISTRIBUTORS - 0.85%
Warner Chilcott PLC
   Term Loan B                                                                     2.32-3.22%  01/18/12    2,030,169     1,910,897
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C                                                                       2.32%     01/18/12      709,293       667,622
==================================================================================================================================
                                                                                                                         2,578,519
==================================================================================================================================

HEALTH CARE EQUIPMENT - 0.84%
CONMED Corp., Term Loan                                                              1.93%     04/13/13      213,268       191,942
----------------------------------------------------------------------------------------------------------------------------------
DJO Inc., Term Loan B                                                              3.32-4.22%  05/20/14    2,062,765     1,820,390
----------------------------------------------------------------------------------------------------------------------------------
Orthofix International N.V., Term Loan B                                           6.75-7.50%  09/22/13      558,846       532,301
==================================================================================================================================
                                                                                                                         2,544,633
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES - 5.79%
Community Health Systems
   Delay Draw Term Loan                                                 (e)            --      07/25/14  $   112,628  $    100,273
----------------------------------------------------------------------------------------------------------------------------------
   Delay Draw Term Loan                                                              2.57%     07/25/14      181,230       161,351
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (e)            --      07/25/14    2,442,603     2,174,674
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     2.57-2.92%  07/25/14    3,423,555     3,048,025
----------------------------------------------------------------------------------------------------------------------------------
DaVita Inc., Term Loan B1                                                          1.82-2.74%  10/05/12    1,215,303     1,130,426
----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.
   Revolver Loan                                                        (e)            --      11/07/12    1,500,000     1,095,000
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (e)            --      11/18/13    2,000,000     1,782,500
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       3.47%     11/18/13    2,218,838     1,977,539
----------------------------------------------------------------------------------------------------------------------------------
Health Management Associates Inc., Term Loan B                                       2.97%     02/28/14    3,863,702     3,320,040
----------------------------------------------------------------------------------------------------------------------------------
IASIS Healthcare Corp.
   Delay Draw Term Loan                                                              2.32%     03/14/14      710,056       637,722
----------------------------------------------------------------------------------------------------------------------------------
   LOC                                                                               0.22%     03/14/14      381,558       342,689
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.32%     03/14/14    2,051,924     1,842,894
==================================================================================================================================
                                                                                                                        17,613,133
==================================================================================================================================

HEALTH CARE SERVICES - 2.09%
AGA Medical Corp., Term Loan B                                                     2.35-3.69%  04/28/13      119,216        99,545
----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc., Term Loan                                                 (e)            --      03/25/15    1,477,263     1,389,117
----------------------------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC
   Second Lien Term Loan                                                             10.75%    02/10/13      132,000        66,000
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       5.75%     08/10/12       89,005        62,303
----------------------------------------------------------------------------------------------------------------------------------
inVentiv Health, Inc., Term Loan B                                                   2.97%     07/06/14      381,179       350,685
----------------------------------------------------------------------------------------------------------------------------------
Royalty Pharma AG
   Term Loan                                                                         3.47%     04/16/13      548,754       514,912
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       3.47%     04/16/13      546,921       513,193
----------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare LLC, Term Loan                                                  2.32-3.04%  06/15/12      360,938       306,194
----------------------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc.
   Syn LOC                                                                           1.12%     04/19/14       89,827        78,674
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     2.79-3.63%  04/19/14      461,269       403,993
----------------------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc., Term Loan B                                                    7.50%     08/04/15      755,205       706,117
----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., Term Loan B                                                     3.07-4.56%  08/20/11      637,428       607,151
----------------------------------------------------------------------------------------------------------------------------------
Viant, Inc., Term Loan B                                                             3.47%     06/25/14    1,561,865     1,249,492
==================================================================================================================================
                                                                                                                         6,347,376
==================================================================================================================================

HEALTH CARE SUPPLIES - 1.03%
Accellent Corp., Term Loan B                                                         3.17%     11/22/12    2,969,809     2,568,885
----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA, Term Loan B                                  2.51-2.67%  03/31/13      169,305       158,301
----------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Term Loan B                                                    3.63-4.50%  10/02/14      434,938       412,378
==================================================================================================================================
                                                                                                                         3,139,564
==================================================================================================================================

HOMEBUILDING - 0.07%
Headwaters, Inc., First Lien Term Loan B1                                            6.22%     04/30/11      349,740       227,331
==================================================================================================================================

HOTELS, RESORTS & CRUISE LINES - 0.21%
American Gaming Systems
   Delay Draw Term Loan                                                              3.32%     05/14/13       87,397        52,438
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       3.32%     05/14/13      624,674       374,804
----------------------------------------------------------------------------------------------------------------------------------
Centaur Gaming
   First Lien Term Loan B                                                            9.25%     10/30/12      242,296       157,493
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             14.25%    10/30/13      120,053        25,511
----------------------------------------------------------------------------------------------------------------------------------
Ginn Club & Resort
   First Lien Term Loan B                                               (d)          9.50%     06/08/11      105,289         8,423
----------------------------------------------------------------------------------------------------------------------------------
   Revolving Credit Loan                                                (d)        5.87-9.50%  06/08/11       49,078         3,926
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                (d)          13.50%    06/08/12      127,556         1,276
==================================================================================================================================
                                                                                                                           623,871
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.93%
Jarden Corp., Term Loan B-2                                                          2.97%     01/24/12  $   109,029  $    102,759
----------------------------------------------------------------------------------------------------------------------------------
Nice-Pak Products Inc., Term Loan                                                    4.23%     06/18/14      403,807       207,961
----------------------------------------------------------------------------------------------------------------------------------
Prestige Brands International, Inc., Term Loan B                                     2.57%     04/06/11       30,189        28,982
----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Term Loan B                                                         2.06-2.10%  06/30/12      151,200       142,128
----------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc.
----------------------------------------------------------------------------------------------------------------------------------
   LOC                                                                             0.36-6.25%  03/30/13      141,430       116,023
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       6.25%     03/30/13    2,705,533     2,219,511
==================================================================================================================================
                                                                                                                         2,817,364
==================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.30%
Koosharem Corp.
   Second Lien Term Loan                                                             7.21%     12/31/14      298,800        17,928
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                       3.32-3.96%  06/30/14      729,595       266,302
----------------------------------------------------------------------------------------------------------------------------------
Kronos Inc., First Lien Term Loan                                                    3.47%     06/11/14      783,799       630,958
==================================================================================================================================
                                                                                                                           915,188
==================================================================================================================================

INDUSTRIAL CONGLOMERATES - 0.30%
CONTECH Construction Products, Inc., Term Loan B                                     2.39%     01/31/13    1,039,050       690,968
----------------------------------------------------------------------------------------------------------------------------------
Dresser Inc., Term Loan B                                                            3.10%     05/04/14      240,984       209,958
==================================================================================================================================
                                                                                                                           900,926
==================================================================================================================================

INDUSTRIAL MACHINERY - 1.01%
Gleason Corp., First Lien Term Loan                                                2.69-3.06%  06/30/13      123,749       113,849
----------------------------------------------------------------------------------------------------------------------------------
Itron Inc., Term Loan                                                                3.82%     04/18/14      126,230       123,863
----------------------------------------------------------------------------------------------------------------------------------
Pro Mach, Inc., Term Loan                                                            2.57%     12/14/11      560,358       498,719
----------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp.
   Add on Term Loan                                                                  2.38%     07/19/13       95,105        74,419
----------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Term Loan                                                              8.26%     03/02/13    2,494,131       623,533
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     2.94-3.63%  07/19/13    2,082,062     1,644,829
==================================================================================================================================
                                                                                                                         3,079,212
==================================================================================================================================

INSURANCE BROKERS - 0.15%
Swett & Crawford Group, Inc. (The)
   First Lien Term Loan                                                              2.57%     04/03/14      383,180       210,749
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             5.82%     10/03/14      105,200        27,352
----------------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., Term Loan B                                                      3.97%     05/05/14      320,164       231,584
==================================================================================================================================
                                                                                                                           469,685
==================================================================================================================================

INTEGRATED OIL & GAS - 0.68%
Western Refining, Inc.
    Term Loan B                                                         (e)            --      05/30/14      700,445       651,855
----------------------------------------------------------------------------------------------------------------------------------
    Term Loan B                                                                      8.25%     05/30/14    1,511,736     1,406,867
==================================================================================================================================
                                                                                                                         2,058,722
==================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 0.67%
Cavalier Telephone Inc., Term Loan B                                                 9.50%     12/31/12      930,929       493,392
----------------------------------------------------------------------------------------------------------------------------------
Integra Telecom, Inc., Term Loan B                                                 5.74-7.00%  08/31/13      303,380       247,558
----------------------------------------------------------------------------------------------------------------------------------
PAETEC Communications, Inc.
   Incremental Add On Term Loan                                                      2.82%     02/28/13      367,720       333,092
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         2.82%     02/28/13    1,076,612       975,227
==================================================================================================================================
                                                                                                                         2,049,269
==================================================================================================================================

INTERNET SOFTWARE & SERVICES - 0.45%
Language Line LLC, Term Loan B1                                                      4.47%     06/10/11      739,373       650,649
----------------------------------------------------------------------------------------------------------------------------------
Network Solutions, LLC, Term Loan B                                                2.82-3.72%  03/07/14      880,991       731,222
==================================================================================================================================
                                                                                                                         1,381,871
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE - 0.12%
Gartmore Investment Ltd., U.S. Term Loan                                             3.10%     05/11/14  $   859,799  $    356,817
==================================================================================================================================

IT CONSULTING & OTHER SERVICES - 0.40%
Brocade Communications Systems, Inc., Term Loan                                      7.00%     10/07/13      218,056       214,966
----------------------------------------------------------------------------------------------------------------------------------
SunGuard Data Systems Inc., U.S. Term Loan                                         2.13-2.72%  02/28/14    1,083,309       986,147
==================================================================================================================================
                                                                                                                         1,201,113
==================================================================================================================================

LEISURE FACILITIES - 3.31%
24 Hour Fitness Worldwide Inc., Term Loan B                                        2.82-3.67%  06/08/12    1,261,000       882,700
----------------------------------------------------------------------------------------------------------------------------------
AMF Group
   First Lien Term Loan B                                               (e)            --      06/08/13    1,000,000       645,000
----------------------------------------------------------------------------------------------------------------------------------
   First Lien Term Loan B                                                          2.82-3.79%  06/08/13      427,211       275,551
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             7.54%     12/08/13      177,143        46,057
----------------------------------------------------------------------------------------------------------------------------------
Greektown Casino LLC
   DIP Delay Draw Term Loan A                                                        16.75%    06/01/09      905,212       878,056
----------------------------------------------------------------------------------------------------------------------------------
   DIP Term Loan A-1                                                    (f)            0%      06/01/09      420,594       407,976
----------------------------------------------------------------------------------------------------------------------------------
   DIP Term Loan A-1                                                                 9.75%     06/01/09       46,995        45,586
----------------------------------------------------------------------------------------------------------------------------------
   DIP Term Loan B1                                                     (f)            0%      06/01/09      251,779       244,225
----------------------------------------------------------------------------------------------------------------------------------
   DIP Term Loan B1                                                                  9.75%     06/01/09      107,905       104,668
----------------------------------------------------------------------------------------------------------------------------------
Premier Parks Inc., Term Loan                                                      3.12-3.42%  04/30/15    2,810,438     2,152,627
----------------------------------------------------------------------------------------------------------------------------------
Regal Entertainment Group, Term Loan B                                               4.97%     05/10/11    2,940,615     2,816,551
----------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners, Term Loan B                                     6.00%     06/09/11    1,636,132     1,554,325
==================================================================================================================================
                                                                                                                        10,053,322
==================================================================================================================================

LEISURE PRODUCTS - 1.61%
Cinemark USA, Inc., Term Loan                                                      2.07-2.67%  10/05/13    1,708,819     1,576,386
----------------------------------------------------------------------------------------------------------------------------------
Golden Nugget, Inc., Second Lien Term Loan                                           3.57%     12/31/14      214,000        51,360
----------------------------------------------------------------------------------------------------------------------------------
Panavision Inc.
   First Lien Term Loan                                                            3.82-4.59%  03/30/11       36,458        25,520
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                           8.54-8.59%  03/30/12        9,500         3,847
----------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.
   Term Loan                                                            (e)            --      09/30/14    1,225,783       845,104
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                       2.66-3.29%  09/30/14    3,214,427     2,216,154
----------------------------------------------------------------------------------------------------------------------------------
True Temper Sports Inc.
   Add On Term Loan                                                                  6.60%     06/30/11      104,000        20,800
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         7.50%     03/15/11      248,379       152,753
==================================================================================================================================
                                                                                                                         4,891,924
==================================================================================================================================

MARINE - 0.09%
US Shipping LLC, Term Loan                                              (d)          12.00%    08/06/12      565,413       263,861
==================================================================================================================================

MARINE PORTS & SERVICES - 0.10%
Fleetcor Technologies, Inc.
   Tranche 1                                                                         2.67%     04/30/13      188,477       169,629
----------------------------------------------------------------------------------------------------------------------------------
   Tranche 2                                                                         2.67%     04/30/13      154,634       139,170
==================================================================================================================================
                                                                                                                           308,799
==================================================================================================================================

METAL & GLASS CONTAINERS - 1.94%
Berry Plastics Corp.
   Term Loan C                                                          (e)            --      04/03/15    1,000,000       796,430
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C                                                                       2.38%     04/03/15    2,283,641     1,818,761
----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Company, L.P., Term Loan B                             (e)            --      10/07/11    3,000,000     2,827,500
----------------------------------------------------------------------------------------------------------------------------------
MAUSER Corp.
   Term Loan B2                                                                      2.69%     06/13/15      500,000       241,250
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C2                                                                      2.94%     06/13/16      500,000       226,250
==================================================================================================================================
                                                                                                                         5,910,191
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT - 1.73%
Alpha III
   Term Loan B1                                                                      2.69%     12/31/13  $ 2,240,571  $  1,558,205
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B2                                                                      2.69%     12/31/13    1,513,442     1,052,523
----------------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., Term Loan                                            2.32-3.22%  04/04/14    1,258,964       944,223
----------------------------------------------------------------------------------------------------------------------------------
NEP II, Inc., Term Loan B                                                            2.56%     02/16/14      409,243       356,041
----------------------------------------------------------------------------------------------------------------------------------
Zuffa LLC, Term Loan                                                                 2.38%     06/19/15    1,674,458     1,361,887
==================================================================================================================================
                                                                                                                         5,272,879
==================================================================================================================================

OIL & GAS DRILLING - 0.74%
Niska Gas Storage Canada ULC
   Canada Term Loan                                                                  2.10%     05/13/13      277,481       258,057
----------------------------------------------------------------------------------------------------------------------------------
   Delay Draw Term Loan                                                              2.09%     05/13/13       19,357        18,002
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan                                                                    2.10%     05/13/13       28,576        26,575
----------------------------------------------------------------------------------------------------------------------------------
Ram Energy Inc., Term Loan                                                           7.88%     11/28/12      755,911       510,240
----------------------------------------------------------------------------------------------------------------------------------
Resolute Natural Resources Corp., Second Lien Term Loan                              5.54%     06/27/13      541,176       324,706
----------------------------------------------------------------------------------------------------------------------------------
Venoco, Inc., Second Lien Term Loan                                                  4.38%     05/07/14    1,578,798     1,101,212
==================================================================================================================================
                                                                                                                         2,238,792
==================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES - 0.42%
CCS Corp.
   Delay Draw Term Loan                                                 (f)            0%      11/14/14      971,617       612,119
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       3.32%     11/14/14      773,507       487,310
----------------------------------------------------------------------------------------------------------------------------------
Sem Group L.P., U.S. Term Loan B2                                       (d)          4.90%     03/16/11      333,621       116,768
----------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc.
   Syn LOC                                                                           1.10%     10/31/12       26,247        24,260
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                       2.32-3.22%  10/31/12       29,103        26,900
==================================================================================================================================
                                                                                                                         1,267,357
==================================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION - 0.57%
Energy Transfer Equity, L.P., Term Loan B                                            2.71%     02/08/12    1,849,584     1,740,144
==================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.03%
Conseco, Inc., Term Loan                                                             6.50%     10/10/13      164,172        95,220
==================================================================================================================================

PACKAGED FOODS & MEATS - 1.54%
Birds Eye Foods Inc., Term Loan B                                                    2.97%     03/22/13      172,156       160,105
----------------------------------------------------------------------------------------------------------------------------------
Dole Foods Co., Inc.
   Prefunded LOC                                                                     1.14%     04/12/13      468,029       465,857
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     7.25-8.00%  04/12/13      857,253       853,276
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C                                                                     7.25-8.00%  04/12/13    3,220,173     3,205,231
==================================================================================================================================
                                                                                                                         4,684,469
==================================================================================================================================

PAPER PACKAGING - 1.46%
SmurFit-Stone Container Corp.
   Canadian Revolving Credit Loan                                       (e)            --      11/01/09      285,715       235,478
----------------------------------------------------------------------------------------------------------------------------------
   DIP Revolving Credit Loan                                            (f)            0%      01/28/10    1,050,000       983,504
----------------------------------------------------------------------------------------------------------------------------------
   DIP Revolving Credit Loan                                                         10.00%    01/28/10      400,000       404,500
----------------------------------------------------------------------------------------------------------------------------------
   LOC                                                                  (e)            --      11/01/10      172,907       142,505
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (e)            --      11/01/11      196,772       162,174
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C                                                          (e)            --      11/01/11      370,884       305,672
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C1                                                         (e)            --      11/01/11      112,135        92,418
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Revolving Credit Loan                                           (e)            --      11/01/09      861,587       710,095
----------------------------------------------------------------------------------------------------------------------------------
Verso Papers Holding, LLC, Term Loan                                                 3.00%     08/01/13    1,435,297     1,413,768
==================================================================================================================================
                                                                                                                         4,450,114
==================================================================================================================================

PAPER PRODUCTS - 0.02%
Xerium S.A., U.S. Term Loan                                                          6.72%     05/18/12       87,870        50,379
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.88%
American Safety Razor Co.
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             6.57%     01/31/14  $   183,000  $    124,440
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                       2.57-3.29%  07/31/13      201,055       178,939
----------------------------------------------------------------------------------------------------------------------------------
Hanesbrands Inc.
   First Lien Term Loan B                                                          5.09-5.84%  03/05/13    1,090,747     1,065,300
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             4.84%     03/05/14       91,787        81,461
----------------------------------------------------------------------------------------------------------------------------------
HVHC, Inc., Term Loan B                                                              3.47%     08/01/13    1,012,754       926,670
----------------------------------------------------------------------------------------------------------------------------------
Topps Company Inc. (The), Term Loan B                                                3.14%     10/12/14      568,083       289,722
==================================================================================================================================
                                                                                                                         2,666,532
==================================================================================================================================

PHARMACEUTICALS - 1.51%
Nycomed US Inc.
   Term Loan B2                                                                      3.47%     12/29/14    2,750,000     2,211,468
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C2                                                                      4.22%     12/29/15    2,750,000     2,228,490
----------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.
   Second Lien Term Loan                                                             4.32%     03/31/14       74,764        63,176
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     2.32-3.22%  03/31/13      103,520        94,289
==================================================================================================================================
                                                                                                                         4,597,423
==================================================================================================================================

PUBLISHING -- 5.55%
American Media, Inc.
   Term Loan B                                                          (e)            --      01/30/13    2,000,000     1,260,000
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       10.00%    01/30/13    1,972,457     1,242,648
----------------------------------------------------------------------------------------------------------------------------------
CanWest MediaWorks Inc., Term Loan B                                    (d)          4.75%     07/13/14      112,167        45,989
----------------------------------------------------------------------------------------------------------------------------------
Caribe Information Investment Inc., Term Loan                                      2.62-2.68%  03/31/13       74,078        37,039
----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC
   Term Loan B                                                          (e)            --      10/24/14      233,706       190,821
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       7.00%     10/24/14    2,162,044     1,765,309
----------------------------------------------------------------------------------------------------------------------------------
Endurance Business Media, Inc.
   Second Lien Term Loan                                                (d)          9.25%     01/26/14       59,090        14,772
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                            (d)          4.75%     07/26/13      114,880        63,184
----------------------------------------------------------------------------------------------------------------------------------
F & W Publications, Inc., Second Lien Term Loan                                      5.48%     08/05/13      357,143        17,857
----------------------------------------------------------------------------------------------------------------------------------
Gatehouse Media, Inc.
   Delay Draw Term Loan                                                            2.32-2.39%  08/28/14    1,070,528       221,749
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         2.64%     08/28/14       24,385         5,051
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.32%     08/28/14    4,147,009       859,011
----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.
   Acquisition Term Loan                                                (e)            --      07/02/15      994,421       954,147
----------------------------------------------------------------------------------------------------------------------------------
   Acquisition Term Loan                                                             6.25%     07/02/15    2,237,732     2,147,104
----------------------------------------------------------------------------------------------------------------------------------
Hanley Wood LLC, Term Loan                                                         2.56-2.60%  03/08/14      325,285       106,531
----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc. (Verizon)
   Term Loan B                                                          (d)(e)         --      11/17/14    2,000,000       781,120
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                          (d)          6.25%     11/17/14    3,820,268     1,492,044
----------------------------------------------------------------------------------------------------------------------------------
Local Insight Regatta Holdings, Inc., Term Loan                                      7.75%     04/23/15    3,155,324     1,668,378
----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Term Loan B                                                       4.82-5.72%  12/30/10    1,144,979       171,747
----------------------------------------------------------------------------------------------------------------------------------
Reader's Digest Association Inc.
   Term Loan B                                                          (e)            --      03/02/14      919,378       386,139
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     3.27-3.33%  03/02/14      445,977       187,310
----------------------------------------------------------------------------------------------------------------------------------
Tribune Company
----------------------------------------------------------------------------------------------------------------------------------
   DIP Revolver Credit Loan                                             (f)            0%      04/10/10      733,333       711,333
----------------------------------------------------------------------------------------------------------------------------------
   DIP Revolver Credit Loan                                                          9.00%     04/10/10      266,667       258,667
----------------------------------------------------------------------------------------------------------------------------------
   DIP Term Loan                                                                     9.00%     04/10/10    2,000,000     2,005,000
----------------------------------------------------------------------------------------------------------------------------------
Yell Group Ltd., Term Loan B1                                                        3.32%     10/27/12      429,750       269,514
==================================================================================================================================
                                                                                                                        16,862,464
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
RAILROADS - 0.44%
RailAmerica Inc.
   Canada Term Loan                                                                  5.20%     08/14/09  $    85,243  $     81,833
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         5.20%     08/14/09    1,316,781     1,264,110
==================================================================================================================================
                                                                                                                         1,345,943
==================================================================================================================================

SEMICONDUCTORS - 1.19%
Freescale Semiconductor, Inc., Term Loan B                                           2.17%     12/02/13    5,880,305     3,622,268
==================================================================================================================================

SPECIALIZED CONSUMER SERVICES - 1.42%
Jacobson Corp., Term Loan B                                                          2.82%     06/19/14      323,242       236,371
----------------------------------------------------------------------------------------------------------------------------------
LPL Holdings Inc., Term Loan D                                                     2.07-2.97%  06/28/13      309,919       266,788
----------------------------------------------------------------------------------------------------------------------------------
ServiceMaster Company (The)
   Delay Draw Term Loan                                                              2.82%     07/24/14      484,510       371,725
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                     2.82-3.77%  07/24/14    4,502,200     3,454,178
==================================================================================================================================
                                                                                                                         4,329,062
==================================================================================================================================

SPECIALIZED FINANCE - 0.34%
Citco Group Ltd. (The), Term Loan B                                                  3.58%     06/30/14      138,900        76,395
----------------------------------------------------------------------------------------------------------------------------------
E.A.Viner International Co., First Lien Term Loan B                                  5.72%     07/31/13       28,698        21,523
----------------------------------------------------------------------------------------------------------------------------------
Harland Clarke Holdings Corp.
   Term Loan B                                                                     2.82-3.72%  06/30/14    1,052,040       815,331
----------------------------------------------------------------------------------------------------------------------------------
Nuveen Investments, LLC, Term Loan                                                 3.31-4.23%  11/13/14      169,304       120,629
==================================================================================================================================
                                                                                                                         1,033,878
==================================================================================================================================

SPECIALTY CHEMICALS - 3.08%
Cognis Deutschland, Term Loan C                                                      3.32%     09/15/13      799,515       650,942
----------------------------------------------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
   Credit Linked Deposit                                                             0.40%     05/05/13       90,774        53,859
----------------------------------------------------------------------------------------------------------------------------------
   Revolver Credit                                                                   3.38%     05/31/11      381,000       223,201
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C1                                                         (e)            --      05/05/13    2,338,603     1,387,563
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C1                                                                      3.50%     05/05/13    1,836,577     1,089,697
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C2                                                         (e)            --      05/05/13      508,011       301,418
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C2                                                                      3.50%     05/05/13      398,957       236,713
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C4                                                                    3.13-3.31%  05/05/13      630,331       378,199
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C5                                                                      3.50%     05/05/13      114,051        67,290
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan C7                                                                      3.50%     05/05/13    1,226,160       727,518
----------------------------------------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
   Term Loan B                                                          (e)            --      04/19/14      405,286       344,290
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan B                                                                       2.07%     04/19/14    4,432,476     3,765,388
----------------------------------------------------------------------------------------------------------------------------------
MacDermid Inc., Term Loan B                                                          2.32%     04/12/14      183,143       120,874
==================================================================================================================================
                                                                                                                         9,346,952
==================================================================================================================================

SPECIALTY STORES - 0.13%
Eye Care Centers of America, Inc., Term Loan                                       2.92-3.74%  03/01/12      262,253       230,782
----------------------------------------------------------------------------------------------------------------------------------
Mattress Firm, Term Loan B                                                           2.57%     01/18/14      308,387        89,432
----------------------------------------------------------------------------------------------------------------------------------
Savers, Inc.
   Canada Term Loan                                                                  3.16%     08/11/12       37,156        31,582
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Term Loan B1                                                                 3.16%     08/11/12       40,651        34,554
==================================================================================================================================
                                                                                                                           386,350
==================================================================================================================================

SYSTEMS SOFTWARE - 1.40%
Dealer Comp-rey
   First Lien Term Loan                                                 (e)            --      10/26/12    1,895,543     1,397,963
----------------------------------------------------------------------------------------------------------------------------------
   First Lien Term Loan                                                              2.32%     10/26/12      903,673       666,459
----------------------------------------------------------------------------------------------------------------------------------
   Second Lien Term Loan                                                             5.82%     10/26/13    1,687,408       750,897
----------------------------------------------------------------------------------------------------------------------------------
SkillSoft PLC, Term Loan B                                                           4.72%     05/14/13      156,690       140,238
----------------------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc., Term Loan                                                      3.59%     05/25/14    1,729,871     1,314,702
==================================================================================================================================
                                                                                                                         4,270,259
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


                                                                                    INTEREST   MATURITY   PRINCIPAL
                                                                                      RATE       DATE       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY DISTIBUTORS - 0.07%
Macrovision Corp., Term Loan B                                                       6.00%     05/02/13  $   220,298  $    218,646
==================================================================================================================================

TEXTILES - 0.10%
GTM Holdings Inc., First Lien Term Loan                                              8.50%     10/30/13      499,991       314,995
==================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS - 0.01%
Brenntag AG
   Term Loan B2                                                                    2.30-3.50%  01/20/14       19,629        16,521
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Acquired Term Loan                                                         2.30-3.50%  01/20/14        1,553         1,367
==================================================================================================================================
                                                                                                                            17,888
==================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES - 4.61%
Asurion Corp., First Lien Term Loan                                                3.38-4.02%  07/03/14    5,466,667     4,921,148
----------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc., Term Loan B                             (e)            --      03/30/15    2,928,952     2,102,987
----------------------------------------------------------------------------------------------------------------------------------
Global Tel*Link
   Acqusition Syn Deposit Commitment                                                 2.90%     02/14/13      100,347        89,309
----------------------------------------------------------------------------------------------------------------------------------
   Acquisition Term Loan                                                             9.00%     02/14/13      134,406       119,621
----------------------------------------------------------------------------------------------------------------------------------
   Syn LOC                                                                           2.90%     02/14/13       25,086        22,327
----------------------------------------------------------------------------------------------------------------------------------
   Term Loan                                                                         9.00%     02/14/13      264,111       235,059
----------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc., Term Loan B                                         2.63-3.31%  11/03/13    1,796,405     1,696,849
----------------------------------------------------------------------------------------------------------------------------------
NuVox, Inc., Term Loan                                                               3.63%     05/31/14    1,705,350     1,449,547
----------------------------------------------------------------------------------------------------------------------------------
RCN Corp.
   Add on Term Loan                                                                  3.50%     05/25/14    1,490,755     1,339,190
----------------------------------------------------------------------------------------------------------------------------------
   Add on Term Loan B                                                                3.50%     05/25/14    1,677,033     1,506,529
----------------------------------------------------------------------------------------------------------------------------------
Virgin Mobile USA, Term Loan                                                         6.72%     12/14/10      633,520       538,467
==================================================================================================================================
                                                                                                                        14,021,033
==================================================================================================================================
      Total Senior Secured Floating Rate Interests (Cost $345,016,178)                                                 292,072,401
==================================================================================================================================

FLOATING RATE NOTES - 1.65%
COMMUNICATION EQUIPMENT - 1.26%
Qwest Corp., Sr. Unsec. Unsub. Floating Rate Global Notes               (g)          4.57%     06/15/13    4,250,000     3,822,450
==================================================================================================================================

HEAVY ELECTRICAL EQUIPMENT - 0.14%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Floating Rate Notes                  (g)(h)       4.07%     06/15/10      437,000       426,075
==================================================================================================================================

METAL & GLASS CONTAINERS - 0.22%
Berry Plastics Holding Corp., Sr. Sec. Gtd. Sub. Floating Rate Global
   Notes                                                                (g)          5.20%     09/15/14      996,000       659,850
==================================================================================================================================

PAPER PACKAGING - 0.04%
Verso Paper Holdings, LLC
   Series B, Sr. Sec. Gtd. Floating Rate Global Notes                   (g)          4.78%     08/01/14      228,000       120,270
==================================================================================================================================
      Total Floating Rate Notes (Cost $5,659,487)                                                                        5,028,645
==================================================================================================================================

                                                                                                            SHARES
==================================================================================================================================
DOMESTIC COMMON STOCKS - 0.60%
ENVIRONMENTAL & FACILITIES SERVICES - 0.60%
Safety-Kleen Holdco, Inc.
   (Acquired 12/24/03; Cost $2,062,077)                                 (h)(i)(j)                            150,812     1,809,744
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-13.77%
Liquid Assets Portfolio - Institutional Class                           (k)                               20,927,184    20,927,184
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio - Institutional Class                                 (k)                               20,927,184    20,927,184
==================================================================================================================================
      Total Money Market Funds (Cost $41,854,368)                                                                       41,854,368
==================================================================================================================================
TOTAL INVESTMENTS - 112.11% (Cost $394,592,110)                                                                        340,765,158
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES - (12.11)%                                                                               (36,821,902)
==================================================================================================================================
NET ASSETS - 100.00%                                                                                                  $303,943,256
==================================================================================================================================


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


Investment Abbreviations:

DIP     - Debtor-in-possession
Gtd.    - Guaranteed
LOC     - Letter of Credit
PIK     - Payment in Kind
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Syn LOC - Synthetic Letter of Credit
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Senior secured corporate loans and senior secured debt securities are, at present, may not be readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) Defaulted security. Currently, the issuer is in default with resepect to interest payments. The aggregate value of these securities at May 31, 2009 was $3,938,734, which represented 1.00% of the Fund's Net Assets.

(e) This floating rate interest will settle after May 31, 2009, at which time the interest rate will be determined.

(f) All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(g) Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2009 was $2,235,819, which represented 0.74% of the Fund's Net Assets.

(i)  Acquired as a part of a bankruptcy restructuring.

(j)  Non-income producing security.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying notes which are an intergal part of this schedule.

AIM FLOATING RATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

AIM FLOATING RATE FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS - The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

          The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

E. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS - The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

AIM FLOATING RATE FUND


NOTE 2 -- ADDITIONAL VALUATION INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, May 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

      INPUT LEVEL                INVESTMENTS IN SECURITIES
----------------------------------------------------------
        Level 1                    $       41,854,368
----------------------------------------------------------
        Level 2                           295,594,750
----------------------------------------------------------
        Level 3                             3,316,040
----------------------------------------------------------
                                   $      340,765,158
__________________________________________________________
==========================================================


NOTE 3 -- UNFUNDED LOAN COMMITMENTS

As of May 31, 2009, the Fund had unfunded loan commitments of $4,036,267, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

    BORROWER                                                                     UNFUNDED COMMITMENTS
----------------------------------------------------------------------------------------------------------------
CCS Corp.                                                       Delay Draw Term Loan                 $  612,119
----------------------------------------------------------------------------------------------------------------
Greektown Casino LLC                                            Term Loan                               244,225
----------------------------------------------------------------------------------------------------------------
Greektown Casino LLC                                            Term Loan                               407,976
----------------------------------------------------------------------------------------------------------------
LyondellBasell Industries                                       Term Loan                               224,399
----------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.                                     Revolver Loan                           105,519
----------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)                       Revolver Loan                           650,000
----------------------------------------------------------------------------------------------------------------
SmurFit-Stone Container Corp.                                   Revolving Credit Loan                   983,504
----------------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC                     Delay Draw Term Loan                     97,192
----------------------------------------------------------------------------------------------------------------
Tribune Company                                                 Revolving Credit Loan                   711,333
----------------------------------------------------------------------------------------------------------------
                                                                                                     $4,036,267
________________________________________________________________________________________________________________
================================================================================================================

AIM FLOATING RATE FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2009 was $163,623,527 and $88,371,348, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

               UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                  $     7,280,112
------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                   (61,620,185)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities                         $  (54,340,073)
____________________________________________________________________________________________________________
============================================================================================================
Cost of investments for tax purposes is $395,105,231.

NOTE 5 -- LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

     AIM Floating Rate Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in a private civil lawsuit filed in the United States Bankruptcy Court, Southern District of New York (Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). The lawsuit seeks avoidance of certain loans to Adelphia Communications Corp. and alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified. On June 17, 2008, the Court in the Adelphia lawsuit granted, in its entirety, the Motion to Dismiss filed by a group of defendants that includes the Fund and dismissed all of Adelphia's claims against it. Adelphia has the right to appeal this ruling. On July 17, 2008, a group of defendants including the Fund filed a Motion to make the Dismissal a Final Judgment, which the Court granted. Adelphia appealed the ruling, and the appeal is pending.

                             AIM MULTI-SECTOR FUND
             Quarterly Schedule of Portfolio Holdings May 31, 2009

                        [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com             I-MSE-QTR-1 05/09          Invesco Aim Advisors, Inc.

AIM MULTI-SECTOR FUND

SCHEDULE OF INVESTMENTS(a)
May 31, 2009
(Unaudited)

                                                          SHARES             VALUE
                                                     ---------------   ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS-90.22%
ADVERTISING-2.52%
Omnicom Group Inc.                                           239,190   $     7,295,295
WPP PLC (United Kingdom)                                     321,215         2,406,273
                                                                       ---------------
                                                                             9,701,568
                                                                       ---------------
APPAREL RETAIL-1.05%
Abercrombie & Fitch Co. -Class A(b)                          134,467         4,048,801
                                                                       ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.89%
Polo Ralph Lauren Corp.(b)                                    63,288         3,406,160
                                                                       ---------------
APPLICATION SOFTWARE-2.07%
Adobe Systems Inc.(c)                                        165,815         4,672,667
Amdocs Ltd.(c)                                               151,226         3,272,530
                                                                       ---------------
                                                                             7,945,197
                                                                       ---------------
ASSET MANAGEMENT & CUSTODY BANKS-1.33%
Federated Investors, Inc. -Class B(b)                         79,594         1,992,238
State Street Corp.                                            67,109         3,117,213
                                                                       ---------------
                                                                             5,109,451
                                                                       ---------------
BIOTECHNOLOGY-6.66%
Amgen Inc.(c)                                                120,895         6,037,496
BioMarin Pharmaceutical Inc.(b)(c)                           160,004         2,236,856
Celgene Corp.(c)                                              98,351         4,154,346
Genzyme Corp.(c)                                              76,033         4,496,592
Gilead Sciences, Inc.(c)                                     128,119         5,521,929
United Therapeutics Corp.(b)(c)                               39,561         3,170,814
                                                                       ---------------
                                                                            25,618,033
                                                                       ---------------
BREWERS-1.94%
Anheuser-Busch InBev N.V. (Belgium)                           34,841         1,231,628
Companhia de Bebidas das Americas -ADR
   (Brazil)(b)                                                52,318         2,851,331
Heineken N.V. (Netherlands)                                   94,507         3,373,219
                                                                       ---------------
                                                                             7,456,178
                                                                       ---------------
CABLE & SATELLITE-2.71%
Cablevision Systems Corp. -Class A                           219,521         4,177,485
Comcast Corp. -Class A                                       452,760         6,234,505
                                                                       ---------------
                                                                            10,411,990
                                                                       ---------------
COMMUNICATIONS EQUIPMENT-4.15%
Cisco Systems, Inc.(c)                                       210,727         3,898,450
Nokia Corp. -ADR (Finland)                                   116,172         1,777,432
QUALCOMM Inc.                                                122,550         5,341,954

                                                          SHARES             VALUE
                                                     ---------------   ---------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)
Research In Motion Ltd. (Canada)(c)                           62,603   $     4,923,100
                                                                       ---------------
                                                                            15,940,936
                                                                       ---------------
COMPUTER HARDWARE-3.00%
Apple Inc.(c)                                                 44,786         6,082,387
Hewlett-Packard Co.                                          158,829         5,455,776
                                                                       ---------------
                                                                            11,538,163
                                                                       ---------------
COMPUTER STORAGE & PERIPHERALS-1.44%
EMC Corp.(c)                                                 315,181         3,703,376
Western Digital Corp.(c)                                      74,195         1,843,746
                                                                       ---------------
                                                                             5,547,122
                                                                       ---------------
CONSUMER FINANCE-2.04%
American Express Co.                                         145,086         3,605,387
Capital One Financial Corp.                                  172,767         4,222,426
                                                                       ---------------
                                                                             7,827,813
                                                                       ---------------
DATA PROCESSING & OUTSOURCED SERVICES-0.70%
MasterCard, Inc. -Class A(b)                                  11,276         1,988,297
Western Union Co.                                             40,239           709,414
                                                                       ---------------
                                                                             2,697,711
                                                                       ---------------
DEPARTMENT STORES-1.10%
Kohl's Corp.(c)                                               99,427         4,222,665
                                                                       ---------------
DISTILLERS & VINTNERS-1.11%
Diageo PLC (United Kingdom)(b)                               313,886         4,286,610
                                                                       ---------------
DIVERSIFIED CAPITAL MARKETS-0.85%
UBS AG (Switzerland)(c)                                      218,300         3,281,049
                                                                       ---------------
DRUG RETAIL-0.98%
CVS Caremark Corp.                                           126,049         3,756,260
                                                                       ---------------
HEALTH CARE EQUIPMENT-1.21%
Medtronic, Inc.                                              135,106         4,640,891
                                                                       ---------------
HEALTH CARE SERVICES-2.66%
DaVita, Inc.(c)                                              124,901         5,634,284
Express Scripts, Inc.(c)                                      71,790         4,598,150
                                                                       ---------------
                                                                            10,232,434
                                                                       ---------------
HOME ENTERTAINMENT SOFTWARE-1.07%
Activision Blizzard, Inc.(c)                                 250,110         3,021,329
Nintendo Co., Ltd. (Japan)                                     4,100         1,113,802
                                                                       ---------------
                                                                             4,135,131
                                                                       ---------------
INSURANCE BROKERS-0.59%
Marsh & McLennan Cos., Inc.                                  119,010         2,251,669
                                                                       ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MULTI-SECTOR FUND

                                                          SHARES             VALUE
                                                     ---------------   ---------------
INTEGRATED OIL & GAS-6.01%
BP PLC -ADR (United Kingdom)(b)                               45,000   $     2,227,500
Exxon Mobil Corp.                                             19,000         1,317,650
Hess Corp.                                                    55,000         3,662,450
Marathon Oil Corp.                                           102,000         3,251,760
Occidental Petroleum Corp.                                    70,000         4,697,700
Petroleo Brasileiro S.A. -ADR (Brazil)                        93,000         4,094,790
Total S.A. -ADR (France)(b)                                   67,000         3,862,550
                                                                       ---------------
                                                                            23,114,400
                                                                       ---------------
INTERNET SOFTWARE & SERVICES-2.74%
Google Inc. -Class A(c)                                       25,260        10,539,230
                                                                       ---------------
INVESTMENT BANKING & BROKERAGE-0.62%
Morgan Stanley                                                78,514         2,380,544
                                                                       ---------------
LIFE & HEALTH INSURANCE-0.71%
StanCorp Financial Group, Inc.                                87,737         2,721,602
                                                                       ---------------
LIFE SCIENCES TOOLS & SERVICES-3.77%
Life Technologies Corp.(b)(c)                                137,255         5,322,749
Pharmaceutical Product Development, Inc.                     187,190         3,749,416
Thermo Fisher Scientific, Inc.(c)                            139,004         5,408,645
                                                                       ---------------
                                                                            14,480,810
                                                                       ---------------
MANAGED HEALTH CARE-1.52%
UnitedHealth Group Inc.                                      220,074         5,853,968
                                                                       ---------------
MOVIES & ENTERTAINMENT-3.13%
News Corp. -Class A                                          401,628         3,927,922
Time Warner Inc.                                             141,243         3,307,911
Walt Disney Co. (The)                                        197,609         4,786,090
                                                                       ---------------
                                                                            12,021,923
                                                                       ---------------
OIL & GAS DRILLING-1.14%
ENSCO International Inc.                                      20,000           777,800
Noble Corp.                                                   22,000           756,140
Transocean Ltd. (Switzerland)(c)                              36,000         2,861,280
                                                                       ---------------
                                                                             4,395,220
                                                                       ---------------
OIL & GAS EQUIPMENT & SERVICES-2.87%
Halliburton Co.                                              149,000         3,416,570
National-Oilwell Varco Inc.(c)                                80,000         3,089,600
Weatherford International Ltd.(b)(c)                         219,000         4,533,300
                                                                       ---------------
                                                                            11,039,470
                                                                       ---------------
OIL & GAS EXPLORATION & PRODUCTION-6.98%
Apache Corp.                                                  51,000         4,297,260
Chesapeake Energy Corp.                                       89,000         2,016,740
Continental Resources, Inc.(c)                               155,000         4,589,550
Devon Energy Corp.                                            56,000         3,541,440
Plains Exploration & Production Co.(c)                       129,000         3,648,120
Range Resources Corp.                                         91,000         4,168,710
Southwestern Energy Co.(c)                                   105,000         4,564,350
                                                                       ---------------
                                                                            26,826,170
                                                                       ---------------

                                                          SHARES             VALUE
                                                     ---------------   ---------------
OIL & GAS STORAGE & TRANSPORTATION-0.72%
Williams Cos., Inc. (The)                                    164,000   $     2,751,920
                                                                       ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.30%
Bank of America Corp.                                        268,170         3,022,276
Citigroup Inc.(b)(c)                                         516,697         1,922,113
JPMorgan Chase & Co.                                         105,396         3,889,112
                                                                       ---------------
                                                                             8,833,501
                                                                       ---------------
PHARMACEUTICALS-3.26%
Novartis AG -ADR (Switzerland)                                74,659         2,987,853
Roche Holding AG (Switzerland)(b)                             36,716         5,006,546
Wyeth                                                        101,590         4,557,328
                                                                       ---------------
                                                                            12,551,727
                                                                       ---------------
PROPERTY & CASUALTY INSURANCE-0.92%
XL Capital Ltd. -Class A(b)                                  351,365         3,555,814
                                                                       ---------------
REGIONAL BANKS-1.68%
Fifth Third Bancorp                                          399,413         2,755,950
SunTrust Banks, Inc.(b)                                      124,001         1,633,093
Zions Bancorp.(b)                                            150,720         2,061,849
                                                                       ---------------
                                                                             6,450,892
                                                                       ---------------
RESTAURANTS-2.31%
Burger King Holdings Inc.(b)                                   3,474            57,529
Darden Restaurants, Inc.(b)                                  122,707         4,438,312
McDonald's Corp.                                              74,422         4,390,154
                                                                       ---------------
                                                                             8,885,995
                                                                       ---------------
SEMICONDUCTOR EQUIPMENT-0.52%
ASML Holding N.V. -New York Shares
   (Netherlands)(b)                                           96,430         1,996,101
                                                                       ---------------
SEMICONDUCTORS-2.13%
Intel Corp.                                                  360,051         5,660,002
Xilinx, Inc.(b)                                              121,853         2,527,231
                                                                       ---------------
                                                                             8,187,233
                                                                       ---------------
SOFT DRINKS-1.16%
PepsiCo, Inc.                                                 85,550         4,452,878
                                                                       ---------------
SPECIALIZED CONSUMER SERVICES-0.30%
H&R Block, Inc.                                               79,389         1,159,079
                                                                       ---------------
SPECIALIZED FINANCE-1.02%
CIT Group, Inc.(b)(c)                                        429,011         1,643,112
Moody's Corp.                                                 83,844         2,296,487
                                                                       ---------------
                                                                             3,939,599
                                                                       ---------------
SPECIALTY STORES-0.90%
PetSmart, Inc.                                               170,507         3,471,523
                                                                       ---------------
SYSTEMS SOFTWARE-3.00%
Ariba Inc.(b)(c)                                             287,507         2,722,691
Microsoft Corp.                                              261,059         5,453,523
Oracle Corp.                                                 171,924         3,367,991
                                                                       ---------------
                                                                            11,544,205
                                                                       ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MULTI-SECTOR FUND

                                                          SHARES             VALUE
                                                     ---------------   ---------------
TECHNOLOGY DISTRIBUTORS-0.44%
Anixter International Inc.(b)(c)                              41,675   $     1,709,509
                                                                       ---------------
   Total Common Stocks & Other Equity Interests
      (Cost $448,438,533)                                                  346,919,145
                                                                       ---------------
MONEY MARKET FUNDS-5.57%
Liquid Assets Portfolio -Institutional
   Class(d)                                               10,711,957        10,711,957
Premier Portfolio -Institutional Class(d)                 10,711,958        10,711,958
                                                                       ---------------
   Total Money Market Funds
      (Cost $21,423,915)                                                    21,423,915
                                                                       ---------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-95.79%
   (Cost $469,862,448)                                                     368,343,060
                                                                       ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-10.97%
Liquid Assets Portfolio -Institutional Class
   (Cost $42,173,766)(e)                                  42,173,766        42,173,766
                                                                       ---------------
TOTAL INVESTMENTS-106.76%
   (Cost $512,036,214)                                                     410,516,826
                                                                       ---------------
OTHER ASSETS LESS LIABILITIES-(6.76)%                                      (25,995,270)
                                                                       ---------------
NET ASSETS-100.00%                                                     $   384,521,556
                                                                       ---------------

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at May 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MULTI-SECTOR FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM MULTI-SECTOR FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM MULTI-SECTOR FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- ADDITIONAL VALUATION INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, May 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those securities.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1              $398,105,293
Level 2                12,411,533
Level 3                        --
                     ------------
                     $410,516,826
                     ------------

AIM MULTI-SECTOR FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2009 was $76,717,115 and $204,012,961, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  27,499,649
Aggregate unrealized (depreciation) of investment securities           (132,066,910)
                                                                      -------------
Net unrealized appreciation (depreciation) of investment securities   $(104,567,261)
                                                                      =============

Cost of investments for tax purposes is $515,084,087.

                       AIM SELECT REAL ESTATE INCOME FUND
                    Quarterly Schedule of Portfolio Holdings
                                  May 31, 2009

                         [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com             SREI-QTR-1 05/09           Invesco Aim Advisors, Inc.

AIM SELECT REAL ESTATE INCOME FUND

SCHEDULE OF INVESTMENTS(a)
May 31, 2009
(Unaudited)

                                                            SHARES          VALUE
                                                          ----------   --------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY INTERESTS-60.83%
APARTMENTS-8.82%
Camden Property Trust                                         58,800   $    1,765,176
Essex Property Trust, Inc. (b)                                45,600        3,104,904
Mid-America Apartment Communities, Inc.                       69,800        2,533,042
                                                                       --------------
                                                                            7,403,122
                                                                       --------------
DIVERSIFIED-5.12%
Vornado Realty Trust                                          45,858        2,139,735
Washington Real Estate Investment Trust (b)                   98,691        2,157,385
                                                                       --------------
                                                                            4,297,120
                                                                       --------------
FREESTANDING-3.65%
National Retail Properties Inc. (b)                          136,600        2,337,226
Realty Income Corp. (b)                                       34,000          729,980
                                                                       --------------
                                                                            3,067,206
                                                                       --------------
HEALTHCARE-14.15%
Health Care REIT, Inc.                                        79,773        2,732,225
OMEGA Healthcare Investors, Inc.                              85,700        1,368,629
Senior Housing Properties Trust                              241,800        4,050,150
Ventas, Inc. (b)                                             123,000        3,734,280
                                                                       --------------
                                                                           11,885,284
                                                                       --------------
INDUSTRIAL PROPERTIES-4.00%
DCT Industrial Trust Inc.                                    237,100        1,062,208
EastGroup Properties, Inc. (b)                                26,800          914,148
ProLogis (b)                                                 163,200        1,385,568
                                                                       --------------
                                                                            3,361,924
                                                                       --------------
INDUSTRIAL/OFFICE: MIXED-3.30%
Liberty Property Trust                                       119,000        2,770,320
                                                                       --------------
LODGING-RESORTS-1.09%
Host Hotels & Resorts Inc. (b)(c)                             97,400          913,612
                                                                       --------------
OFFICE PROPERTIES-5.19%
Corporate Office Properties Trust (b)                         15,800          468,944
Kilroy Realty Corp. (b)                                       23,600          502,444
Mack-Cali Realty Corp.                                       107,300        2,651,383
SL Green Realty Corp. (b)                                     32,200          737,380
                                                                       --------------
                                                                            4,360,151
                                                                       --------------
REGIONAL MALLS-8.22%
Macerich Co. (The) (b)                                        21,500          362,920
Simon Property Group, Inc.                                   122,284        6,538,525
                                                                       --------------
                                                                            6,901,445
                                                                       --------------

                                                            SHARES         VALUE
                                                          ----------   --------------
SELF STORAGE FACILITIES-3.54%
Public Storage -Series A Dep. Shares                         119,000   $    2,970,240
                                                                       --------------
SHOPPING CENTERS-2.62%
Federal Realty Investment Trust (b)                            2,300          121,095
Inland Real Estate Corp. (b)                                 168,600        1,176,828
Regency Centers Corp. (b)                                     14,600          520,198
Tanger Factory Outlet Centers, Inc.                            4,200          135,912
Urstadt Biddle Properties -Class A                            18,300          242,109
                                                                       --------------
                                                                            2,196,142
                                                                       --------------
SPECIALTY PROPERTIES-1.13%
Digital Realty Trust, Inc. (b)                                26,500          947,905
                                                                       --------------
      Total Real Estate Investment Trusts,
         Common Stocks & Other Equity
         Interests
         (Cost $55,326,438)                                                51,074,471
                                                                       --------------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
ASSET-BACKED SECURITIES-18.29%
MORTGAGE BACKED SECURITIES-18.29%
Bear Stearns Commercial Mortgage Securities,
   Series 2004 PWR5, Class A5,
   Pass Through Ctfs.,
   4.98%, 07/11/42                                        $  170,000          150,038
                                                                       --------------
   Series 2004-PWR6, Class A4,
   Pass Through Ctfs.,
   4.52%, 11/11/41                                           800,000          738,777
                                                                       --------------
   Series 2004-PWR6, Class A6,
   Pass Through Ctfs.,
   4.83%, 11/11/41                                           820,000          729,884
                                                                       --------------
   Series 2005-PWR8, Class A4,
   Pass Through Ctfs.,
   4.67%, 06/11/41                                         1,196,000        1,051,148
                                                                       --------------
   Series 2005-T18, Class A4,
   Pass Through Ctfs.,
   4.93%, 02/13/42                                           995,000          874,826
                                                                       --------------
   Series 2005-T18, Class AJ,
   Pass Through Ctfs.,
   5.01%, 02/13/42                                           350,000          190,774
                                                                       --------------
   Series 2006-PW11, Class A4,
   Pass Through Ctfs.,
   5.62%, 03/11/39                                         1,360,000        1,226,211
                                                                       --------------
   Series 2006-T22, Class A4,
   Pass Through Ctfs.,
   5.63%, 04/12/38                                         1,053,000          948,887
                                                                       --------------
   Series 2006-T24, Class A2,
   Pass Through Ctfs.,
   5.48%, 10/12/41                                           700,000          670,333
                                                                       --------------
   Series 2006-T24, Class A4,
   Pass Through Ctfs.,
   5.54%, 10/12/41                                           540,000          475,325
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND

                                                           PRINCIPAL
                                                            AMOUNT          VALUE
                                                          ----------   --------------
MORTGAGE BACKED SECURITIES-(CONTINUED)
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 2003-C3, Class G,
   Pass Through Ctfs.,
   4.62%, 05/15/38(d)                                     $   25,000   $        8,540
                                                                       --------------
   Series 2005-TFLA, Class J,
   Floating Rate Pass Through Ctfs.,
   1.29%, 02/15/20 (Acquired 04/17/09;
   Cost $118,175)(d)(e)                                      145,000          116,714
                                                                       --------------
DLJ Commercial Mortgage Corp., Series
   1998-CG1, Class B4, Pass Through
   Ctfs., 7.46%, 06/10/31(d)                                 340,000          278,685
                                                                       --------------
Goldman Sachs Mortgage Securities Corp.
   II, Series 2001-LIBA, Class C,
   Pass Through Ctfs.,
   6.73%, 02/14/16 (Acquired
   05/08/09; Cost $673,682)(d)                               627,000          673,993
                                                                       --------------
   Series 2005 GG4, Class A4A,
   Pass Through Ctfs.,
   4.75%, 07/10/39                                           175,000          149,781
                                                                       --------------
Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class AJ, Pass
   Through Ctfs., 4.86%, 08/10/42                            400,000          215,516
                                                                       --------------
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP5,
   Class AJ, Pass Through Ctfs., 5.47%,
   12/15/44                                                2,000,000        1,017,118
                                                                       --------------
LB-UBS Commercial Mortgage Trust,
   Series 2002-C7, Class B,
   Pass Through Ctfs.,
   5.08%, 01/15/36                                            96,000           88,493
                                                                       --------------
   Series 2005-C1, Class  A3,
   Pass Through Ctfs.,
   4.55%, 02/15/30                                           480,000          444,611
                                                                       --------------
   Series 2005-C1, Class A4,
   Pass Through Ctfs.,
   4.74%, 02/15/30                                         1,000,000          870,507
                                                                       --------------
   Series 2005-C3, Class A5,
   Pass Through Ctfs.,
   4.74%, 07/15/30                                         1,455,000        1,231,335
                                                                       --------------
Merrill Lynch Mortgage Trust, Series
   2004-MKB1, Class B, Pass Through
   Ctfs., 5.28%, 02/12/42                                     25,000           22,695
                                                                       --------------
Morgan Stanley Capital I,
   Series 2005-HQ5, Class A4,
   Pass Through Ctfs.,
   5.17%, 01/14/42                                           250,000          229,945
                                                                       --------------
   Series 2005-HQ7, Class A2,
   Pass Through Ctfs.,
   5.38%, 11/14/42                                           250,000          231,541
                                                                       --------------
   Series 2005-HQ7, Class A4,
   Pass Through Ctfs.,
   5.38%, 11/14/42                                         1,040,000          935,965
                                                                       --------------
   Series 2005-HQ7, Class AJ,
   Pass Through Ctfs.,
   5.38%, 11/14/42                                           120,000           61,349
                                                                       --------------
   Series 2005-T19, Class A4A,
   Pass Through Ctfs.,
   4.89%, 06/12/47                                           390,000          348,963
                                                                       --------------

                                                           PRINCIPAL
                                                            AMOUNT          VALUE
                                                          ----------   --------------
MORTGAGE BACKED SECURITIES-(CONTINUED)
   Series 2006-IQ11, Class B,
   Pass Through Ctfs.,
   5.95%, 10/15/42                                        $  270,000   $       67,211
                                                                       --------------
Park Square Mortgage Trust, Series
   2000-CB50, Class B1, Pass Through
   Ctfs., 7.57%, 11/05/33 (Acquired
   05/05/09; Cost $540,938)(d)                               500,000          550,000
                                                                       --------------
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C18, Class A4,
   Pass Through Ctfs.,
   4.94%, 04/15/42                                           175,000          152,488
                                                                       --------------
   Series 2005-C21, Class A4,
   Pass Through Ctfs.,
   5.21%, 10/15/44                                           447,000          409,741
                                                                       --------------
   Series 2005-C21, Class AM,
   Pass Through Ctfs.,
   5.21%, 10/15/44                                           275,000          193,070
                                                                       --------------
      Total Asset-Backed Securities
         (Cost $15,834,254)                                                15,354,464
                                                                       --------------

                                                            SHARES
                                                          ----------
PREFERRED STOCKS-12.23%
APARTMENTS-0.77%
Mid-America Apartment Communities, Inc.
   - Series H, 8.30% Pfd.                                     29,000          647,570
                                                                       --------------
FREESTANDING-0.82%
National Retail Properties Inc. -Series C,
   7.38% Pfd.                                                 34,750          686,660
                                                                       --------------
HEALTHCARE-1.37%
Health Care REIT, Inc. -Series F, 7.63%
   Pfd.(b)                                                     5,300          106,477
                                                                       --------------
Omega Healthcare Investors, Inc.
   -Series D, 8.38% Pfd.                                      49,800        1,045,800
                                                                       --------------
                                                                            1,152,277
                                                                       --------------
INDUSTRIAL PROPERTIES-0.03%
ProLogis -Series C, 8.54% Pfd.                                   950           25,383
                                                                       --------------
INDUSTRIAL/OFFICE: MIXED-3.86%
PS Business Parks, Inc.,
   Series K, 7.95% Pfd.(b)                                     6,400          134,144
                                                                       --------------
   Series L, 7.60% Pfd.(b)                                    13,900          266,046
                                                                       --------------
   Series M, 7.20% Pfd.(b)                                    76,600        1,428,590
                                                                       --------------
   Series O, 7.38% Pfd.                                       74,200        1,410,542
                                                                       --------------
                                                                            3,239,322
                                                                       --------------
LODGING-RESORTS-0.07%
Eagle Hospitality Properties Trust Inc.
   -Series A, 8.25% Pfd.                                     195,800           61,187
                                                                       --------------
OFFICE PROPERTIES-0.72%
Kilroy Realty Corp. -Series F, 7.50% Pfd.                     35,700          606,543
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND

                                                            SHARES          VALUE
                                                          ----------   --------------
REGIONAL MALLS-1.13%
Realty Income Corp., Series E, 6.75%
   Pfd.(b)                                                    48,892   $      943,616
                                                                       --------------
SELF STORAGE FACILITIES-3.04%
Public Storage,
   Series I, 7.25% Pfd.(b)                                    50,000        1,142,500
                                                                       --------------
   Series L, 6.75% Pfd.(b)                                    20,800          436,176
                                                                       --------------
   Series M, 6.63% Pfd.(b)                                    47,100          975,441
                                                                       --------------
                                                                            2,554,117
                                                                       --------------
SPECIALTY PROPERTIES-0.42%
Digital Realty Trust, Inc.,
   Series A, 8.50% Pfd.(b)                                     8,000          169,680
                                                                       --------------
   Series B, 7.88% Pfd. (b)(c)                                 9,300          182,838
                                                                       --------------
                                                                              352,518
                                                                       --------------
      Total Preferred Stocks
         (Cost $15,720,116)                                                10,269,193
                                                                       --------------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
BONDS & NOTES-5.14%
APARTMENTS-0.51%
Camden Property Trust, Sr. Unsec.
   Unsub. Notes, 7.63%, 02/15/11                          $  420,000          426,384
                                                                       --------------
HEALTHCARE-0.67%
Nationwide Health Properties, Inc.,
   Sr. Unsec. Unsub. Notes, 6.25%,
   02/01/13                                                  650,000          561,080
                                                                       --------------
INDUSTRIAL/OFFICE: MIXED-0.85%
Liberty Property, L.P.,
   Sr. Unsec. Unsub. Notes,
   7.25%, 03/15/11                                           300,000          294,796
                                                                       --------------
   5.65%, 08/15/14                                           485,000          422,712
                                                                       --------------
                                                                              717,508
                                                                       --------------
OFFICE PROPERTIES-0.62%
Mack-Cali Realty, L.P.,
   Sr. Unsec. Notes,
   5.05%, 04/15/10                                            78,000           78,038
                                                                       --------------
   7.75%, 02/15/11                                           450,000          446,048
                                                                       --------------
                                                                              524,086
                                                                       --------------
RESIDENTIAL-0.40%
UDR Inc., Series E, Sr. Unsec. Unsub.
   Medium Term Notes, 3.90%, 03/15/10                        356,000          335,349
                                                                       --------------
SHOPPING CENTERS-0.82%
Federal Realty Investment Trust,
   Sr. Unsec. Notes,
   5.40%, 12/01/13                                           244,000          219,388
                                                                       --------------
   Sr. Unsec. Unsub. Notes,
   6.00%, 07/15/12                                           497,000          468,429
                                                                       --------------
                                                                              687,817
                                                                       --------------

                                                           PRINCIPAL
                                                            AMOUNT          VALUE
                                                          ----------   --------------
SPECIALTY PROPERTIES-1.27%
HCP Inc., Sr. Unsec. Notes, 6.45%,
   06/25/12                                               $  120,000   $      114,190
                                                                       --------------
Health Care REIT Inc., Sr. Unsec.
   Notes, 8.00%, 09/12/12                                    500,000          496,200
                                                                       --------------
Nationwide Health Properties Inc., Sr.
   Unsec. Notes, 6.50%, 07/15/11                             330,000          307,146
                                                                       --------------
Self Storage Shurgard Storage Centers
   LLC, Sr. Unsec. Notes, 7.75%,
   02/22/11                                                  154,000          151,481
                                                                       --------------
                                                                            1,069,017
                                                                       --------------
      Total Bonds & Notes
         (Cost $4,181,958)                                                  4,321,241
                                                                       --------------

                                                            SHARES
                                                          ----------
MONEY MARKET FUNDS-3.93%
Liquid Assets Portfolio -Institutional
   Class(f)                                                1,648,630        1,648,630
                                                                       --------------
Premier Portfolio -Institutional Class(f)                  1,648,630        1,648,630
                                                                       --------------
     Total Money Market Funds
        (Cost $3,297,260)                                                   3,297,260
                                                                       --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities on loan)-100.42%
   (Cost $94,360,026)                                                      84,316,629
                                                                       --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN-12.86%
MONEY MARKET FUNDS-12.86%
Liquid Assets Portfolio -Institutional
   Class
   (Cost $10,796,895)(f)(g)                               10,796,895       10,796,895
                                                                       --------------
TOTAL INVESTMENTS-113.28%
   (Cost $105,156,921)                                                     95,113,524
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-(13.28)%                                    (11,149,031)
                                                                       --------------
NET ASSETS-100.00%                                                     $   83,964,493
                                                                       ==============

Investment Abbreviations:
Ctfs.  -- Certificates
Dep.   -- Depositary
Pfd.   -- Preferred
REIT   -- Real Estate Investment Trust
Sr.    -- Senior
Unsec. -- Unsecured
Unsub. -- Unsubordinated

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") U.S. Equity Index, which is exclusively owned by NAREIT.

(b)  All or a portion of this security was out on loan at May 31, 2009.

(c)  Non-income producing security.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2009 was $1,627,932, which represented 1.94% of the Fund's Net Assets.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM SELECT REAL ESTATE INCOME FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral

AIM SELECT REAL ESTATE INCOME FUND
     invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2 -- ADDITIONAL VALUATION INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, May 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1              $75,351,249
Level 2               19,762,275
Level 3                       --
                     -----------
                     $95,113,524
                     ===========

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2009 was $42,510,655 and $44,216,907, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  3,144,626
Aggregate unrealized (depreciation) of investment securities           (15,247,494)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(12,102,868)
                                                                      ============

Cost of investments for tax purposes is $107,216,392.

                        AIM STRUCTURED CORE FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com            SCOR-QTR-1 05/09            Invesco Aim Advisors, Inc.

AIM STRUCTURED CORE FUND

SCHEDULE OF INVESTMENTS(a)
May 31, 2009
(Unaudited)

                                                           SHARES            VALUE
                                                      ---------------   ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.69%
AEROSPACE & DEFENSE-1.24%
United Technologies Corp. (b)                                  24,300   $     1,278,423
                                                                        ---------------
AGRICULTURAL PRODUCTS-1.18%
Archer-Daniels-Midland Co. (b)                                 44,400         1,221,888
                                                                        ---------------
AIR FREIGHT & LOGISTICS-0.74%
United Parcel Service, Inc. -Class B                           15,000           767,100
                                                                        ---------------
APPAREL RETAIL-2.76%
Gap, Inc. (The) (b)                                           121,800         2,174,130
Ross Stores, Inc. (b)                                          17,200           673,552
                                                                        ---------------
                                                                              2,847,682
                                                                        ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.84%
Jones Apparel Group, Inc. (b)                                  94,900           863,590
                                                                        ---------------
APPLICATION SOFTWARE-0.17%
Compuware Corp. (c)                                            22,600           172,438
                                                                        ---------------
AUTOMOTIVE RETAIL-0.93%
AutoNation, Inc. (c)                                            7,800           123,864
AutoZone, Inc. (b)(c)                                           5,500           836,825
                                                                        ---------------
                                                                                960,689
                                                                        ---------------
BIOTECHNOLOGY-3.95%
Amgen Inc. (c)                                                 42,800         2,137,432
Biogen Idec Inc. (c)                                           37,500         1,942,125
                                                                        ---------------
                                                                              4,079,557
                                                                        ---------------
COAL & CONSUMABLE FUELS-0.00%
Patriot Coal Corp. (c)                                              1                 8
                                                                        ---------------
COMPUTER & ELECTRONICS RETAIL-1.92%
RadioShack Corp. (b)                                          147,300         1,979,712
                                                                        ---------------
COMPUTER HARDWARE-8.07%
Apple Inc. (c)                                                 26,400         3,585,384
Hewlett-Packard Co.                                            29,800         1,023,630
International Business Machines Corp. (b)                      35,100         3,730,428
                                                                        ---------------
                                                                              8,339,442
                                                                        ---------------
COMPUTER STORAGE & PERIPHERALS-1.14%
EMC Corp. (b)(c)                                               31,600           371,300
Lexmark International, Inc. -Class A (b)(c)                     4,300            70,262
QLogic Corp. (c)                                               54,000           737,100
                                                                        ---------------
                                                                              1,178,662
                                                                        ---------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.05%
Navistar International Corp. (c)                                1,400            55,734
                                                                        ---------------

                                                           SHARES            VALUE
                                                      ---------------   ---------------
DATA PROCESSING & OUTSOURCED SERVICES-0.27%
Broadridge Financial Solutions Inc.                            17,100   $       283,176
                                                                        ---------------
EDUCATION SERVICES-1.99%
Apollo Group Inc. -Class A (b)(c)                              25,300         1,495,230
Career Education Corp. (b)(c)                                  18,400           369,472
ITT Educational Services, Inc. (c)                              2,100           192,759
                                                                        ---------------
                                                                              2,057,461
                                                                        ---------------
GENERAL MERCHANDISE STORES-2.53%
Big Lots, Inc. (b)(c)                                          70,900         1,631,409
Family Dollar Stores, Inc. (b)                                 32,500           983,775
                                                                        ---------------
                                                                              2,615,184
                                                                        ---------------
HEALTH CARE EQUIPMENT-1.57%
Boston Scientific Corp. (b)(c)                                 95,600           898,640
Medtronic, Inc. (b)                                            21,200           728,220
                                                                        ---------------
                                                                              1,626,860
                                                                        ---------------
HEALTH CARE SERVICES-0.75%
Omnicare, Inc. (b)                                             28,600           773,058
                                                                        ---------------
HOME IMPROVEMENT RETAIL-1.87%
Home Depot, Inc. (The) (b)                                     83,300         1,929,228
                                                                        ---------------
HOMEBUILDING-3.13%
D.R. Horton, Inc. (b)                                         162,000         1,492,020
                                                                        ---------------
KB HOME (b)                                                    98,500         1,477,500
NVR, Inc. (b)(c)                                                  540           267,246
                                                                        ---------------
                                                                              3,236,766
                                                                        ---------------
HOUSEHOLD PRODUCTS-1.94%
Procter & Gamble Co. (The)                                     38,500         1,999,690
                                                                        ---------------
HYPERMARKETS & SUPER CENTERS-2.97%
Wal-Mart Stores, Inc.                                          61,600         3,063,984
                                                                        ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.92%
Mirant Corp. (b)(c)                                            60,700           947,527
                                                                        ---------------
INDUSTRIAL CONGLOMERATES-4.01%
3M Co. (b)                                                     14,200           810,820
General Electric Co. (b)                                      247,300         3,333,604
                                                                        ---------------
                                                                              4,144,424
                                                                        ---------------
INSURANCE BROKERS-0.23%
Marsh & McLennan Cos., Inc. (b)                                12,300           232,716
                                                                        ---------------
INTEGRATED OIL & GAS-12.07%
Chevron Corp.                                                  29,200         1,946,764
ConocoPhillips                                                 36,800         1,686,912
Exxon Mobil Corp.                                              88,200         6,116,670
Occidental Petroleum Corp. (b)                                 40,600         2,724,666
                                                                        ---------------
                                                                             12,475,012
                                                                        ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED CORE FUND

                                                           SHARES            VALUE
                                                      ---------------   ---------------
INTEGRATED TELECOMMUNICATION SERVICES-5.67%
AT&T Inc.                                                     134,700   $     3,339,213
BCE Inc. (Canada)                                               2,400            54,960
Verizon Communications Inc.                                    84,100         2,460,766
                                                                        ---------------
                                                                              5,854,939
                                                                        ---------------
INTERNET SOFTWARE & SERVICES-2.09%
eBay Inc. (b)(c)                                              122,800         2,163,736
                                                                        ---------------
LEISURE PRODUCTS-0.59%
Hasbro, Inc. (b)                                               24,100           612,381
                                                                        ---------------
LIFE & HEALTH INSURANCE-3.01%
Aflac, Inc. (b)                                                60,900         2,161,950
Lincoln National Corp. (b)                                     24,500           464,275
Unum Group (b)                                                 28,500           487,635
                                                                        ---------------
                                                                              3,113,860
                                                                        ---------------
MANAGED HEALTH CARE-2.01%
UnitedHealth Group Inc.                                        78,100         2,077,460
                                                                        ---------------
MULTI-LINE INSURANCE-0.70%
Fairfax Financial Holdings Ltd. (Canada)                        2,800           728,000
                                                                        ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.16%
JPMorgan Chase & Co.                                            4,600           169,740
                                                                        ---------------
PACKAGED FOODS & MEATS-0.11%
Dean Foods Co. (c)                                              6,200           116,560
                                                                        ---------------
PHARMACEUTICALS-9.08%
Abbott Laboratories (b)                                        20,700           932,742
Bristol-Myers Squibb Co.                                       23,500           468,120
Forest Laboratories, Inc. (b)(c)                               37,400           886,006
Johnson & Johnson (b)                                          33,800         1,864,408
Lilly (Eli) and Co. (b)                                        59,100         2,043,087
Merck & Co. Inc. (b)                                           25,900           714,322
Pfizer Inc. (b)                                                82,900         1,259,251
Schering-Plough Corp.                                          20,000           488,000
Wyeth                                                          16,300           731,218
                                                                        ---------------
                                                                              9,387,154
                                                                        ---------------
PROPERTY & CASUALTY INSURANCE-4.25%
ACE Ltd. (Switzerland)                                         15,400           677,446
Allstate Corp. (The) (b)                                       10,400           267,592
Chubb Corp. (The)                                              23,000           911,950
Fidelity National Financial, Inc. - Class A                     6,800            94,792
MBIA Inc. (c)                                                  19,600           126,420
Progressive Corp. (The) (b)(c)                                 12,600           203,238
Travelers Cos., Inc. (The) (b)                                 52,000         2,114,320
                                                                        ---------------
                                                                              4,395,758
                                                                        ---------------
PUBLISHING-0.07%
Gannett Co., Inc. (b)                                          14,100            67,257
                                                                        ---------------
SEMICONDUCTORS-0.47%
Cypress Semiconductor Corp. (b)(c)                             56,700           487,620
                                                                        ---------------

                                                           SHARES            VALUE
                                                      ---------------   ---------------
SOFT DRINKS-0.98%
Dr. Pepper Snapple Group, Inc. (b)(c)                          11,000   $       239,030
Hansen Natural Corp. (b)(c)                                    21,200           777,616
                                                                        ---------------
                                                                              1,016,646
                                                                        ---------------
SPECIALIZED REIT'S-1.03%
Public Storage (b)                                             16,000         1,065,760
                                                                        ---------------
SYSTEMS SOFTWARE-5.67%
Microsoft Corp.                                               190,100         3,971,189
Symantec Corp. (b)(c)                                         120,900         1,884,831
                                                                        ---------------
                                                                              5,856,020
                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES-1.56%
Sprint Nextel Corp. (b)(c)                                    312,000         1,606,800
                                                                        ---------------
   Total Common Stocks & Other Equity Interests
      (Cost $105,614,492)                                                    97,849,702
                                                                        ---------------

                                                         PRINCIPAL
                                                           AMOUNT
                                                      ---------------
U.S. TREASURY BILLS-0.97%
   0.23%, 06/18/09 (Cost $999,881) (d)(e)             $     1,000,000           999,881
                                                                        ---------------

                                                          SHARES
                                                      ---------------
MONEY MARKET FUNDS-1.95%
Liquid Assets Portfolio -Institutional
   Class(f)                                                 1,005,539         1,005,539
Premier Portfolio -Institutional Class(f)                   1,005,539         1,005,539
                                                                        ---------------
      Total Money Market Funds
         (Cost $2,011,078)                                                    2,011,078
                                                                        ---------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   on loan)-97.61% (Cost $108,625,451)                                      100,860,661
                                                                        ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-31.19%
Liquid Assets Portfolio -Institutional Class
   (Cost $32,228,434)(f)(g)                                32,228,434        32,228,434
                                                                        ---------------
TOTAL INVESTMENTS-128.80%
   (Cost $140,853,885)                                                      133,089,095
                                                                        ---------------
OTHER ASSETS LESS LIABILITIES-(28.80)%                                      (29,757,759)
                                                                        ---------------
NET ASSETS-100.00%                                                      $   103,331,336
                                                                        ===============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED CORE FUND

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at May 31, 2009.

(c)  Non-income producing security.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED CORE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM STRUCTURED CORE FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM STRUCTURED CORE FUND

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- ADDITIONAL VALUATION INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, May 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS        OTHER
INPUT LEVEL   IN SECURITIES   INVESTMENTS*
-----------   -------------   ------------
Level 1        $132,089,214     $706,388
Level 2             999,881           --
Level 3                  --           --
               ------------     --------
               $133,089,095     $706,388
               ============     ========

* Other investments include futures, which are included at unrealized appreciation.

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                             OPEN FUTURES CONTRACTS

                                            NUMBER OF      MONTH/                    UNREALIZED
CONTRACT                                    CONTRACTS    COMMITMENT       VALUE     APPRECIATION
--------                                    ---------   ------------   ----------   ------------
Chicago Mercantile Exchange S&P 500 Index      26       June-09/Long   $5,967,650      $706,388

AIM STRUCTURED CORE FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2009 was $67,093,652 and $92,962,627, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  7,851,994
Aggregate unrealized (depreciation) of investment securities           (18,337,749)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(10,485,755)
                                                                      ============

Cost of investments for tax purposes is $143,574,850.

                           AIM STRUCTURED GROWTH FUND
             Quarterly Schedule of Portfolio Holdings May 31, 2009

                         [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com            SGRO-QTR-1 05/09            Invesco Aim Advisors, Inc.

AIM STRUCTURED GROWTH FUND

SCHEDULE OF INVESTMENTS(a)
May 31, 2009
(Unaudited)

                                                          SHARES           VALUE
                                                     ---------------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-75.38%
AEROSPACE & DEFENSE-1.99%
United Technologies Corp. (b)                                 38,400   $    2,020,224
                                                                       --------------
AGRICULTURAL PRODUCTS-0.52%
Archer-Daniels-Midland Co.                                    19,100          525,632
                                                                       --------------
AIR FREIGHT & LOGISTICS-0.57%
United Parcel Service, Inc. -Class B                          11,400          582,996
                                                                       --------------
AIRLINES-0.05%
AirTran Holdings, Inc. (b)(c)                                 11,000           55,770
                                                                       --------------
APPAREL RETAIL-4.76%
Aeropostale, Inc. (b)(c)                                      29,300        1,014,366
Foot Locker, Inc.                                             60,300          669,933
Gap, Inc. (The)                                              144,200        2,573,970
Ross Stores, Inc. (b)                                         14,800          579,568
                                                                       --------------
                                                                            4,837,837
                                                                       --------------
AUTOMOBILE MANUFACTURERS-0.48%
Ford Motor Co. (c)                                            85,200          489,900
                                                                       --------------
AUTOMOTIVE RETAIL-0.11%
AutoNation, Inc. (c)                                           7,300          115,924
                                                                       --------------
BIOTECHNOLOGY-3.04%
Amgen Inc. (c)                                                 9,700          484,418
Biogen Idec Inc. (c)                                          46,300        2,397,877
Facet Biotech Corp. (c)                                       20,900          207,119
                                                                       --------------
                                                                            3,089,414
                                                                       --------------
COMMUNICATIONS EQUIPMENT-0.95%
3Com Corp. (b)(c)                                             94,000          406,080
F5 Networks, Inc. (b)(c)                                       4,100          130,216
InterDigital, Inc. (b)(c)                                     16,600          425,292
                                                                       --------------
                                                                              961,588
                                                                       --------------
COMPUTER & ELECTRONICS RETAIL-0.94%
RadioShack Corp.                                              71,100          955,584
                                                                       --------------
COMPUTER HARDWARE-10.44%
Apple Inc. (c)                                                34,000        4,617,540
Hewlett-Packard Co.                                           68,300        2,346,105
International Business Machines Corp.                         34,300        3,645,404
                                                                       --------------
                                                                           10,609,049
                                                                       --------------
COMPUTER STORAGE & PERIPHERALS-1.13%
EMC Corp. (c)                                                 39,100          459,425
Lexmark International, Inc. -Class A (c)                      13,900          227,126
QLogic Corp. (c)                                              33,500          457,275
                                                                       --------------
                                                                            1,143,826
                                                                       --------------

                                                          SHARES          VALUE
                                                     ---------------   --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.17%
Navistar International Corp. (c)                               4,300   $      171,183
                                                                       --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.23%
Broadridge Financial Solutions Inc.                           13,800          228,528
                                                                       --------------
EDUCATION SERVICES-4.08%
Apollo Group Inc. -Class A (c)                                36,400        2,151,240
Career Education Corp. (c)                                    18,000          361,440
ITT Educational Services, Inc. (b)(c)                         17,800        1,633,862
                                                                       --------------
                                                                            4,146,542
                                                                       --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.22%
GrafTech International Ltd. (c)                               21,900          222,723
                                                                       --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.08%
Scotts Miracle-Gro Co. (The) -Class A (b)                      2,300           78,890
                                                                       --------------
GENERAL MERCHANDISE STORES-0.63%
Big Lots, Inc. (b)(c)                                         15,900          365,859
Family Dollar Stores, Inc. (b)                                 9,100          275,457
                                                                       --------------
                                                                              641,316
                                                                       --------------
HEALTH CARE EQUIPMENT-0.65%
Boston Scientific Corp. (c)                                   58,500          549,900
Medtronic, Inc.                                                3,300          113,355
                                                                       --------------
                                                                              663,255
                                                                       --------------
HEALTH CARE SERVICES-0.41%
Omnicare, Inc. (b)                                            15,300          413,559
                                                                       --------------
HOMEBUILDING-1.42%
D.R. Horton, Inc. (b)                                         74,700          687,987
KB HOME (b)                                                   25,700          385,500
M.D.C. Holdings, Inc.                                          4,500          138,195
NVR, Inc. (c)                                                    200           98,980
Ryland Group, Inc. (The) (b)                                   8,000          136,640
                                                                       --------------
                                                                            1,447,302
                                                                       --------------
HOMEFURNISHING RETAIL-0.11%
Rent-A-Center, Inc. (c)                                        5,700          111,321
                                                                       --------------
HYPERMARKETS & SUPER CENTERS-3.51%
Wal-Mart Stores, Inc.                                         71,800        3,571,332
                                                                       --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.70%
Mirant Corp. (c)                                             110,400        1,723,344
                                                                       --------------
INDUSTRIAL CONGLOMERATES-3.70%
3M Co. (b)                                                    46,800        2,672,280
General Electric Co.                                          80,700        1,087,836
                                                                       --------------
                                                                            3,760,116
                                                                       --------------
INDUSTRIAL MACHINERY-0.24%
John Bean Technologies Corp.                                  16,000          240,640
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED GROWTH FUND

                                                          SHARES           VALUE
                                                     ---------------   --------------
INTEGRATED OIL & GAS-5.52%
Chevron Corp.                                                  7,400   $      493,358
ConocoPhillips                                                 9,500          435,480
Exxon Mobil Corp.                                             44,300        3,072,205
Occidental Petroleum Corp.                                    23,900        1,603,929
                                                                       --------------
                                                                            5,604,972
                                                                       --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.71%
AT&T Inc.                                                      3,300           81,807
Verizon Communications Inc.                                   21,900          640,794
                                                                       --------------
                                                                              722,601
                                                                       --------------
INTERNET RETAIL-0.49%
Netflix Inc. (b)(c)                                           12,500          492,750
                                                                       --------------
INTERNET SOFTWARE & SERVICES-4.34%
eBay Inc. (c)                                                164,800        2,903,776
Sohu.com Inc. (b)(c)                                          21,500        1,357,510
ValueClick, Inc. (c)                                          13,700          151,385
                                                                       --------------
                                                                            4,412,671
                                                                       --------------
LIFE & HEALTH INSURANCE-3.27%
Aflac, Inc.                                                   93,600        3,322,800
                                                                       --------------
MANAGED HEALTH CARE-2.40%
UnitedHealth Group Inc.                                       91,800        2,441,880
                                                                       --------------
OIL & GAS DRILLING-0.12%
Diamond Offshore Drilling, Inc. (b)                            1,500          126,420
                                                                       --------------
OIL & GAS STORAGE & TRANSPORTATION-0.50%
Frontline Ltd.  (Bermuda)(b)                                  21,600          505,008
                                                                       --------------
PAPER PACKAGING-0.06%
Temple-Inland Inc. (b)                                         5,100           65,178
                                                                       --------------
PHARMACEUTICALS-6.05%
Forest Laboratories, Inc. (c)                                 49,500        1,172,655
Johnson & Johnson                                             22,400        1,235,584
Lilly (Eli) and Co.                                           62,100        2,146,797
Merck & Co. Inc.                                               9,900          273,042
Schering-Plough Corp.                                         26,200          639,280
Valeant Pharmaceuticals International (b)(c)                  29,400          675,906
                                                                       --------------
                                                                            6,143,264
                                                                       --------------
SOFT DRINKS-2.05%
Dr. Pepper Snapple Group, Inc. (c)                            12,900          280,317
Hansen Natural Corp. (b)(c)                                   49,200        1,804,656
                                                                       --------------
                                                                            2,084,973
                                                                       --------------
SYSTEMS SOFTWARE-7.06%
Microsoft Corp.                                              243,700        5,090,893
Symantec Corp. (c)                                           133,900        2,087,501
                                                                       --------------
                                                                            7,178,394
                                                                       --------------
TOBACCO-0.17%
Philip Morris International Inc.                               4,100          174,824
                                                                       --------------

                                                          SHARES           VALUE
                                                     ---------------   --------------
WIRELESS TELECOMMUNICATION SERVICES-0.51%
Sprint Nextel Corp. (c)                                      100,100   $      515,515
                                                                       --------------
   Total Common Stocks & Other Equity Interests
      (Cost $80,075,165)                                                   76,599,045
                                                                       --------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                     ---------------
U.S. TREASURY BILLS-3.19%
   0.12%, 06/18/09(d)(e)                             $     2,900,000        2,899,794
   0.21%, 06/18/09(d)(e)                                     340,000          339,976
                                                                       --------------
   Total U.S. Treasury Bills (Cost $3,239,770)                              3,239,770
                                                                       --------------

                                                          SHARES
                                                     ---------------
MONEY MARKET FUNDS-3.31%
Liquid Assets Portfolio -Institutional
   Class(f)                                                1,683,086        1,683,086
Premier Portfolio -Institutional Class(f)                  1,683,086        1,683,086
                                                                       --------------
   Total Money Market Funds (Cost $3,366,172)                               3,366,172
                                                                       --------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-81.88% (Cost $86,681,107)                                         83,204,987
                                                                       --------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-11.02%
Liquid Assets Portfolio -Institutional
   Class (Cost $11,196,596)(f)(g)                         11,196,596       11,196,596
                                                                       --------------
TOTAL INVESTMENTS-92.90% (Cost $97,877,703)                                94,401,583
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-7.10%                                         7,215,524
                                                                       --------------
NET ASSETS-100.00%                                                     $  101,617,107
                                                                       ==============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at May 31, 2009.

(c)  Non-income producing security.

(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM STRUCTURED GROWTH FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM STRUCTURED GROWTH FUND

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- ADDITIONAL VALUATION INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, May 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
Level 1              $91,161,813               $662,300
Level 2                3,239,770                     --
Level 3                       --                     --
                     -----------               --------
                     $94,401,583               $662,300
                     ===========               ========

* Other investments include futures, which are included at unrealized appreciation.

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                                OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------
                                                   NUMBER OF      MONTH/                     UNREALIZED
                    CONTRACT                       CONTRACTS    COMMITMENT       VALUE      APPRECIATION
--------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange E-mini S&P 500 Index      535      June-09/Long   $24,559,175     $662,300
--------------------------------------------------------------------------------------------------------

AIM STRUCTURED GROWTH FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2009 was $77,839,466 and $114,472,047, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                                $  8,230,657
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                               (11,714,232)
     ======================================================================================================
     Net unrealized appreciation (depreciation) of investment securities                       $ (3,483,575)
     ______________________________________________________________________________________________________
     ======================================================================================================
     Cost of investments for tax purposes is $97,885,158.

                            AIM STRUCTURED VALUE FUND
                    Quarterly Schedule of Portfolio Holdings
                                  May 31, 2009

                         [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com            SVAL-QTR-1 05/09            Invesco Aim Advisors, Inc.

AIM STRUCTURED VALUE FUND

SCHEDULE OF INVESTMENTS(a)
May 31, 2009
(Unaudited)

                                                            SHARES          VALUE
                                                          ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-71.32%
ADVERTISING-0.07%
Interpublic Group of Cos., Inc. (The) (b)                     11,400   $       59,736
                                                                       --------------
AEROSPACE & DEFENSE-0.44%
United Technologies Corp.                                      7,500          394,575
                                                                       --------------
AGRICULTURAL PRODUCTS-0.04%
Archer-Daniels-Midland Co.                                     1,200           33,024
                                                                       --------------
APPAREL RETAIL-2.37%
Foot Locker, Inc.                                             95,700        1,063,227
Gap, Inc. (The)                                               44,300          790,755
Ross Stores, Inc. (c)                                          7,400          289,784
                                                                       --------------
                                                                            2,143,766
                                                                       --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.69%
Jones Apparel Group, Inc.                                     69,100          628,810
                                                                       --------------
APPLICATION SOFTWARE-0.07%
TIBCO Software Inc. (b)                                        9,200           60,996
                                                                       --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.55%
Bank of New York Mellon Corp.                                 17,800          494,484
                                                                       --------------
AUTOMOBILE MANUFACTURERS-0.32%
Ford Motor Co. (b)                                            50,100          288,075
                                                                       --------------
BIOTECHNOLOGY-2.41%
Amgen Inc. (b)                                                35,600        1,777,864
Biogen Idec Inc. (b)                                           5,700          295,203
Facet Biotech Corp. (b)                                       11,000          109,010
                                                                       --------------
                                                                            2,182,077
                                                                       --------------
BROADCASTING-0.21%
CBS Corp. -Class B                                            26,300          194,094
                                                                       --------------
CABLE & SATELLITE-0.67%
Comcast Corp. -Class A (c)                                    33,200          457,164
DISH Network Corp. -Class A (b)                                8,900          145,960
                                                                       --------------
                                                                              603,124
                                                                       --------------
COAL & CONSUMABLE FUELS-0.05%
Peabody Energy Corp.                                           1,200           40,776
                                                                       --------------
COMMERCIAL PRINTING-0.14%
Deluxe Corp.                                                   8,700          123,018
                                                                       --------------
COMMUNICATIONS EQUIPMENT-0.39%
3Com Corp. (b)                                                81,000          349,920
                                                                       --------------
COMPUTER & ELECTRONICS RETAIL-1.34%
RadioShack Corp.                                              90,500        1,216,320
                                                                       --------------

                                                            SHARES          VALUE
                                                          ----------   --------------
COMPUTER STORAGE & PERIPHERALS-1.36%
Lexmark International, Inc. -Class A (b)                      24,900   $      406,866
QLogic Corp. (b)                                              60,200          821,730
                                                                       --------------
                                                                            1,228,596
                                                                       --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.16%
Navistar International Corp. (b)                               3,600          143,316
                                                                       --------------
CONSUMER FINANCE-0.38%
American Express Co.                                          13,800          342,930
                                                                       --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.27%
MasterCard, Inc. -Class A (c)                                  1,400          246,862
                                                                       --------------
DIVERSIFIED BANKS-0.76%
U.S. Bancorp                                                   3,300           63,360
Wells Fargo & Co. (c)                                         24,500          624,750
                                                                       --------------
                                                                              688,110
                                                                       --------------
EDUCATION SERVICES-0.78%
Apollo Group Inc. -Class A (b)                                 7,800          460,980
Career Education Corp. (b)                                    10,500          210,840
Corinthian Colleges, Inc. (b)(c)                               2,100           32,298
                                                                       --------------
                                                                              704,118
                                                                       --------------
ELECTRIC UTILITIES-0.27%
Exelon Corp.                                                   5,100          244,851
                                                                       --------------
GENERAL MERCHANDISE STORES-1.04%
Big Lots, Inc. (b)(c)                                         11,400          262,314
Family Dollar Stores, Inc. (c)                                22,400          678,048
                                                                       --------------
                                                                              940,362
                                                                       --------------
HEALTH CARE EQUIPMENT-0.42%
Boston Scientific Corp. (b)                                   40,900          384,460
                                                                       --------------
HEALTH CARE SERVICES-0.35%
Omnicare, Inc.                                                11,600          313,548
                                                                       --------------
HOME ENTERTAINMENT SOFTWARE-0.14%
Take-Two Interactive Software, Inc. (b)                       14,900          129,034
                                                                       --------------
HOME IMPROVEMENT RETAIL-0.91%
Home Depot, Inc. (The)                                        35,700          826,812
                                                                       --------------
HOMEBUILDING-1.82%
D.R. Horton, Inc. (c)                                        100,300          923,763
KB HOME (c)                                                   26,400          396,000
M.D.C. Holdings, Inc.                                          4,900          150,479
NVR, Inc. (b)(c)                                                 360          178,164
                                                                       --------------
                                                                            1,648,406
                                                                       --------------
HOMEFURNISHING RETAIL-0.36%
Rent-A-Center, Inc. (b)                                       16,600          324,198
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED VALUE FUND

                                                            SHARES          VALUE
                                                          ----------   --------------
HOUSEHOLD PRODUCTS-1.34%
Procter & Gamble Co. (The)                                    23,300   $    1,210,202
                                                                       --------------
HYPERMARKETS & SUPER CENTERS-1.21%
Wal-Mart Stores, Inc.                                         22,100        1,099,254
                                                                       --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.26%
Mirant Corp. (b)                                              73,300        1,144,213
                                                                       --------------
INDUSTRIAL CONGLOMERATES-3.92%
3M Co.                                                         1,000           57,100
General Electric Co.                                         259,000        3,491,320
                                                                       --------------
                                                                            3,548,420
                                                                       --------------
INSURANCE BROKERS-1.05%
Aon Corp.                                                      2,500           90,000
Marsh & McLennan Cos., Inc.                                   45,600          862,752
                                                                       --------------
                                                                              952,752
                                                                       --------------
INTEGRATED OIL & GAS-12.50%
Chevron Corp.                                                 41,800        2,786,806
ConocoPhillips                                                42,100        1,929,864
Exxon Mobil Corp.                                             76,300        5,291,405
Occidental Petroleum Corp.                                    19,500        1,308,645
                                                                       --------------
                                                                           11,316,720
                                                                       --------------
INTEGRATED TELECOMMUNICATION SERVICES-6.02%
AT&T Inc.                                                    127,100        3,150,809
Verizon Communications Inc.                                   78,700        2,302,762
                                                                       --------------
                                                                            5,453,571
                                                                       --------------
INTERNET SOFTWARE & SERVICES-0.36%
eBay Inc. (b)                                                 18,700          329,494
                                                                       --------------
INVESTMENT BANKING & BROKERAGE-0.49%
Goldman Sachs Group, Inc. (The)                                1,900          274,683
Knight Capital Group, Inc. -Class A (b)                        9,700          166,937
                                                                       --------------
                                                                              441,620
                                                                       --------------
IT CONSULTING & OTHER SERVICES-0.23%
Acxiom Corp. (b)                                              19,800          211,662
                                                                       --------------
LEISURE PRODUCTS-0.10%
Hasbro, Inc.                                                   3,600           91,476
                                                                       --------------
LIFE & HEALTH INSURANCE-3.10%
Aflac, Inc.                                                   21,600          766,800
Lincoln National Corp.                                        58,300        1,104,785
Principal Financial Group, Inc.                               14,600          324,120
Prudential Financial, Inc.                                     3,600          143,676
Unum Group                                                    27,500          470,525
                                                                       --------------
                                                                            2,809,906
                                                                       --------------
LIFE SCIENCES TOOLS & SERVICES-0.19%
Affymetrix, Inc. (b)                                          35,700          171,717
                                                                       --------------
MANAGED HEALTH CARE-1.17%
UnitedHealth Group Inc.                                       39,700        1,056,020
                                                                       --------------

                                                            SHARES          VALUE
                                                          ----------   --------------
MOVIES & ENTERTAINMENT-0.31%
CTC Media, Inc. (b)                                            7,800   $       77,298
DreamWorks Animation SKG, Inc. -Class A (b)                    4,400          122,584
Walt Disney Co. (The)                                          3,300           79,926
                                                                       --------------
                                                                              279,808
                                                                       --------------
MULTI-LINE INSURANCE-0.23%
Loews Corp.                                                    7,600          205,580
                                                                       --------------
OIL & GAS REFINING & MARKETING-0.24%
Tesoro Corp. (c)                                               3,700           62,678
Valero Energy Corp.                                            7,000          156,590
                                                                       --------------
                                                                              219,268
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.25%
Bank of America Corp.                                          3,600           40,572
JPMorgan Chase & Co.                                          29,500        1,088,550
                                                                       --------------
                                                                            1,129,122
                                                                       --------------
PHARMACEUTICALS-5.75%
Forest Laboratories, Inc. (b)                                 10,100          239,269
Johnson & Johnson                                             16,900          932,204
Lilly (Eli) and Co.                                           17,200          594,604
Merck & Co. Inc.                                              23,400          645,372
Pfizer Inc.                                                  103,300        1,569,127
Valeant Pharmaceuticals International (b)(c)                  13,600          312,664
Wyeth                                                         20,400          915,144
                                                                       --------------
                                                                            5,208,384
                                                                       --------------
PROPERTY & CASUALTY INSURANCE-5.58%
Allstate Corp. (The)                                          41,600        1,070,368
Axis Capital Holdings Ltd.                                     6,000          143,280
Chubb Corp. (The)                                             30,900        1,225,185
MBIA Inc. (b)(c)                                              79,800          514,710
Progressive Corp. (The) (b)                                   35,900          579,067
Travelers Cos., Inc. (The)                                    37,300        1,516,618
                                                                       --------------
                                                                            5,049,228
                                                                       --------------
PUBLISHING-0.91%
Gannett Co., Inc.(c)                                         114,300          545,211
McGraw-Hill Cos., Inc. (The)                                   9,300          279,837
                                                                       --------------
                                                                              825,048
                                                                       --------------
REINSURANCE-0.56%
Arch Capital Group Ltd. (Bermuda)(b)                           2,800          159,348
PartnerRe Ltd. (Bermuda)                                       1,000           65,260
RenaissanceRe Holdings Ltd.                                    6,100          279,197
                                                                       --------------
                                                                              503,805
                                                                       --------------
SOFT DRINKS-0.24%
Dr. Pepper Snapple Group, Inc. (b)                            10,200          221,646
                                                                       --------------
SPECIALIZED REIT'S-1.17%
Public Storage(c)                                             15,900        1,059,099
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED VALUE FUND

                                                            SHARES          VALUE
                                                          ----------   --------------
SYSTEMS SOFTWARE-1.77%
Microsoft Corp.                                               13,000   $      271,570
Symantec Corp. (b)                                            85,400        1,331,386
                                                                       --------------
                                                                            1,602,956
                                                                       --------------
WIRELESS TELECOMMUNICATION SERVICES-1.59%
Sprint Nextel Corp. (b)                                      280,200        1,443,030
                                                                       --------------
      Total Common Stocks & Other Equity Interests
         (Cost $72,108,242)                                                64,562,399
                                                                       --------------

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ----------
U.S. TREASURY BILLS-3.75%
   0.12%, 06/18/09(d)(e)                                  $3,100,000        3,099,782
   0.21%, 06/18/09(d)(e)                                     300,000          299,979
                                                                       --------------
      Total U.S. Treasury Bills (Cost $3,399,761)                           3,399,761
                                                                       --------------

                                                            SHARES
                                                          ----------
MONEY MARKET FUNDS-4.08%
Liquid Assets Portfolio -Institutional
   Class(f)                                                1,845,523        1,845,523
Premier Portfolio -Institutional Class(f)                  1,845,523        1,845,523
                                                                       --------------
      Total Money Market Funds (Cost $3,691,046)                            3,691,046
                                                                       --------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on loan)-79.15%
   (Cost $79,199,049)                                                      71,653,206
                                                                       --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-4.69%
Liquid Assets Portfolio -Institutional
   Class (Cost $4,242,987)(f)(g)                           4,242,987        4,242,987
                                                                       --------------
TOTAL INVESTMENTS-83.84% (Cost $83,442,036)                                75,896,193
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-16.16%                                       14,633,358
                                                                       --------------
NET ASSETS-100.00%                                                     $   90,529,551
                                                                       ==============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at May 31, 2009.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM STRUCTURED VALUE FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM STRUCTURED VALUE FUND

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- ADDITIONAL VALUATION INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, May 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL   IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------   ------------------
  Level 1      $72,496,432         $619,378
  Level 2        3,399,761               --
  Level 3               --               --
               -----------         --------
               $75,896,193         $619,378
               ===========         ========

* Other investments include futures, which are included at unrealized appreciation.

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                               OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------
                              NUMBER OF       MONTH/                     UNREALIZED
          CONTRACT            CONTRACTS     COMMITMENT       VALUE      APPRECIATION
          --------            ---------   -------------   -----------   ------------
Chicago Mercantile Exchange
   E-mini S&P 500 Index          558      June-09/Long    $25,614,990     $619,378

AIM STRUCTURED VALUE FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2009 was $51,352,010 and $88,533,705, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities             $  4,566,652
Aggregate unrealized (depreciation) of investment securities            (12,554,515)
                                                                       ------------
Net unrealized appreciation (depreciation) of investment securities    $ (7,987,863)
                                                                       ============

Cost of investments for tax purposes is $83,884,056.

Item 2. Controls and Procedures.

     (a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 30, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: July 30, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.